FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243

Franklin Strategic Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 7/31/11

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date September 27, 2011

FSS N-Q PE 7/31/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date September 27, 2011

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date September 27, 2011

FSS N-Q PE 7/31/11

Franklin Strategic Series
Statement of Investments, July 31, 2011 (unaudited)

Franklin Biotechnology Discovery Fund	Country	Shares/Warrants		Value
Common Stocks and Other Equity Interests 96.4%				
Biotechnology 74.3%				
[a]Ablynx NV	Belgium	165,800	$	903,324
[a]Achillion Pharmaceuticals Inc.	United States	523,200		3,876,912
[a]AEterna Zentaris Inc., wts., 12/23/11	Canada	152,329		—
[a]Alexion Pharmaceuticals Inc.	United States	352,700		20,033,360
[a]Alkermes Inc.	United States	115,900		1,998,116
[a,b]AMAG Pharmaceuticals Inc.	United States	212,700		3,150,087
[a]Amarin Corp. PLC., ADR	United Kingdom	465,600		6,304,224
[a]Amgen Inc.	United States	509,300		27,858,710
[a]Amylin Pharmaceuticals Inc.	United States	173,800		2,069,958
[a]Anacor Pharmaceuticals Inc.	United States	365,800		2,198,458
[a]Anadys Pharmaceuticals Inc.	United States	427,725		414,893
[a,b]Anthera Pharmaceuticals Inc.	United States	237,400		1,892,078
[a]AP Pharma Inc.	United States	10,903,203		3,925,153
[a]AP Pharma Inc., wts., 6/01/16	United States	10,903,203		981,288
[a]Ardea Biosciences Inc.	United States	136,191		3,186,869
[a]ArQule Inc.	United States	808,809		4,529,331
[a]Biogen Idec Inc.	United States	201,261		20,502,458
[a]BioMarin Pharmaceutical Inc.	United States	203,456		6,353,931
[a,b]Biospecifics Technologies Corp.	United States	140,450		3,077,260
[a]Celgene Corp.	United States	532,900		31,600,970
[a,b]Celldex Therapeutics Inc.	United States	283,600		1,018,124
[a]Chelsea Therapeutics International Ltd.	United States	760,300		3,816,706
[a]Curis Inc.	United States	573,900		2,002,911
[a]Cytokinetics Inc.	United States	619,600		780,696
[a]Dendreon Corp.	United States	363,800		13,424,220
[a,b]Gentium SpA, ADR	Italy	383,600		3,452,400
[a]Gilead Sciences Inc.	United States	792,200		33,557,592
[a]Human Genome Sciences Inc.	United States	380,900		8,002,709
[a]Idenix Pharmaceuticals Inc.	United States	304,634		2,034,955
[a,b]Incyte Corp.	United States	326,200		5,688,928
[a,c]Indevus Pharmaceuticals Inc., Escrow Account	United States	1,006,900		314,656
[a]Inhibitex Inc.	United States	376,448		1,558,495
[a]InterMune Inc.	United States	302,700		10,104,126
[a]Ironwood Pharmaceuticals Inc.	United States	127,300		1,903,135
[a]Keryx Biopharmaceuticals Inc.	United States	160,292		706,888
[a]Lexicon Pharmaceuticals Inc.	United States	1,229,200		2,065,056
[a]Medivation Inc.	United States	134,600		2,856,212
[a]Nabi Biopharmaceuticals	United States	151,100		297,667
[a]Neurocrine Biosciences Inc.	United States	270,400		2,090,192
[a]NPS Pharmaceuticals Inc.	United States	218,800		2,113,608
[a]Onyx Pharmaceuticals Inc.	United States	85,800		2,829,684
[a]Pharmacyclics Inc.	United States	786,700		9,841,617
[a]Pharmasset Inc.	United States	99,175		12,037,862
[a]Progenics Pharmaceuticals Inc.	United States	165,300		902,538
[a,b]Savient Pharmaceuticals Inc.	United States	114,500		801,500
[a]SciClone Pharmaceuticals Inc.	United States	633,400		4,066,428
[a]Seattle Genetics Inc.	United States	128,000		2,179,840
[a]Targacept Inc.	United States	198,000		4,047,120
[a,b]Threshold Pharmaceuticals Inc.	United States	476,190		795,237
[a]Threshold Pharmaceuticals Inc., wts., 3/16/16	United States	190,476		—
[a]Transcept Pharmaceuticals Inc.	United States	161,400		655,284
[a]United Therapeutics Corp.	United States	171,900		9,863,622
[a]Vertex Pharmaceuticals Inc.	United States	153,800		7,976,068
[a]YM Biosciences Inc.	Canada	384,300		904,945
				299,548,401
Life Sciences Tools & Services 3.1%				
[a]Life Technologies Corp.	United States	144,200		6,493,326
[a,b]Pacific Biosciences of California Inc.	United States	79,700		877,497

[a]QIAGEN NV	Netherlands	293,900	4,978,666
			12,349,489
Pharmaceuticals 19.0%			
[a]Aegerion Pharmaceuticals Inc.	United States	342,400	5,379,104
[a]Auxilium Pharmaceuticals Inc.	United States	306,100	5,736,314
[a,b]Cadence Pharmaceuticals Inc.	United States	121,056	1,047,134
[a]Cardiome Pharma Corp.	Canada	607,528	3,043,715
[a]Corcept Therapeutics Inc.	United States	272,718	976,330
[a]DepoMed Inc.	United States	147,082	1,111,940
[a]Elan Corp. PLC, ADR	Ireland	243,300	2,690,898
[a]Endocyte Inc.	United States	148,000	1,972,840
[a]Jazz Pharmaceuticals Inc.	United States	167,400	6,774,678
[a]Nektar Therapeutics	United States	562,100	3,619,924
[a,b]NuPathe Inc.	United States	120,230	829,587
[a]Nuvo Research Inc.	Canada	8,134,400	723,625
[a,d]Nuvo Research Inc., 144A	Canada	3,441,200	306,125
[a]Pacira Pharmaceuticals Inc.	United States	221,645	2,220,883
[a]Pain Therapeutics Inc.	United States	227,800	1,097,996
[a]Questcor Pharmaceuticals Inc.	United States	380,400	11,811,420
[a]Salix Pharmaceuticals Ltd.	United States	324,600	12,587,988
Teva Pharmaceutical Industries Ltd., ADR	Israel	144,800	6,753,472
[a]Tranzyme Inc.	United States	638,850	2,536,235
Warner Chilcott PLC, A	United States	259,700	5,458,894
			76,679,102
Total Common Stocks and Other Equity Interests (Cost $410,815,913)			388,576,992
Preferred Stocks (Cost $5,065,937) 1.3%			
Biotechnology 1.3%			
[a,c]FibroGen Inc., pfd., E	United States	1,128,271	5,032,089
		Principal Amount	
Convertible Bonds (Cost $1,480,677) 0.0%			
Biotechnology 0.0%			
[c,e]ConjuChem Biotechnologies Inc., cvt., sub. note, 144A, 8.00%, 12/31/10	Canada	1,500,000 CAD	—
Total Investments before Short Term Investments (Cost $417,362,527)			393,609,081
		Shares	
Short Term Investments 5.3%			
Money Market Funds (Cost $9,345,084) 2.3%			
[a,f]Institutional Fiduciary Trust Money Market Portfolio	United States	9,345,084	9,345,084
Investments from Cash Collateral Received for Loaned Securities 3.0%			
Money Market Funds (Cost $12,031,800) 3.0%			
[g]BNY Mellon Overnight Government Fund, 0.12%		12,031,800	12,031,800
Total Investments (Cost $438,739,411) 103.0%			414,985,965
Other Assets, less Liabilities (3.0)%			(11,910,306)
Net Assets 100.0%			$ 403,075,659

[a]Non-income producing.
[b]A portion or all of the security is on loan at July 31, 2011.
[c]See Note 5 regarding restricted securities.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2011, the value of this security was $306,125, representing 0.08% of net assets.
[e]Defaulted security or security for which income has been deemed uncollectible.
[f]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[g]The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series
Statement of Investments, July 31, 2011 (unaudited) *(continued)*

Abbreviations

Currency

CAD - Canadian Dollar

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, July 31, 2011 (unaudited)

Franklin Flex Cap Growth Fund	Shares	Value
Common Stocks 96.6%		
Automobiles & Components 3.1%		
[a]BorgWarner Inc.	625,000	$ 49,762,500
Johnson Controls Inc.	1,650,000	60,967,500
		110,730,000
Banks 1.2%		
[a]Signature Bank	336,200	19,889,592
Wells Fargo & Co.	800,000	22,352,000
		42,241,592
Capital Goods 9.8%		
Cummins Inc.	569,400	59,718,672
Danaher Corp.	725,000	35,604,750
Emerson Electric Co.	525,000	25,772,250
Fastenal Co.	703,200	23,662,680
Joy Global Inc.	500,000	46,960,000
Precision Castparts Corp.	350,000	56,483,000
Rockwell Automation Inc.	575,000	41,262,000
United Technologies Corp.	750,000	62,130,000
		351,593,352
Commercial & Professional Services 1.2%		
[a]Stericycle Inc.	525,000	43,113,000
Consumer Durables & Apparel 3.3%		
NIKE Inc., B	616,100	55,541,415
Polo Ralph Lauren Corp.	450,000	60,781,500
		116,322,915
Consumer Services 1.0%		
[a]Dunkin' Brands Group Inc.	49,300	1,426,249
Wynn Resorts Ltd.	230,000	35,346,400
		36,772,649
Diversified Financials 3.5%		
BlackRock Inc.	250,000	44,615,000
JPMorgan Chase & Co.	500,000	20,225,000
Lazard Ltd., A	887,200	29,809,920
T. Rowe Price Group Inc.	566,800	32,194,240
		126,844,160
Energy 8.3%		
Anadarko Petroleum Corp.	450,000	37,152,000
[a]Concho Resources Inc.	400,000	37,432,000
[a]FMC Technologies Inc.	450,000	20,520,000
Halliburton Co.	950,000	51,993,500
[a]Kodiak Oil & Gas Corp. (Canada)	2,476,800	16,817,472
QEP Resources Inc.	278,900	12,224,187
Schlumberger Ltd.	440,000	39,762,800
SM Energy Co.	725,000	54,628,750
[a]Whiting Petroleum Corp.	450,000	26,370,000
		296,900,709
Food & Staples Retailing 0.5%		
Whole Foods Market Inc.	275,000	18,342,500
Food, Beverage & Tobacco 3.1%		
[a]Hansen Natural Corp.	300,000	22,986,000
Mead Johnson Nutrition Co., A	723,500	51,636,195
PepsiCo Inc.	550,000	35,222,000
		109,844,195
Health Care Equipment & Services 5.8%		
[a]Cerner Corp.	775,000	51,529,750
[a]DaVita Inc.	240,000	20,049,600
[a]DexCom Inc.	826,800	11,724,024
[a]Edwards Lifesciences Corp.	535,000	38,172,250

[a]Express Scripts Inc.	850,000	46,121,000
[a]Intuitive Surgical Inc.	50,000	20,027,500
Universal Health Services Inc., B	400,000	19,856,000
		207,480,124
Insurance 1.8%		
ACE Ltd.	280,000	18,754,400
Aflac Inc.	1,000,000	46,060,000
		64,814,400
Materials 6.2%		
Albemarle Corp.	350,918	23,364,120
Celanese Corp., A	1,350,000	74,425,500
Ecolab Inc.	800,000	40,000,000
Praxair Inc.	800,000	82,912,000
		220,701,620
Media 3.3%		
[a]DIRECTV, A	925,000	46,879,000
[a]Discovery Communications Inc., C	1,250,000	45,037,500
The Walt Disney Co.	690,000	26,647,800
		118,564,300
Pharmaceuticals, Biotechnology & Life Sciences 3.8%		
[a]Celgene Corp.	525,000	31,132,500
[a]Gilead Sciences Inc.	640,800	27,144,288
[a]Illumina Inc.	375,000	23,418,750
Merck & Co. Inc.	600,000	20,478,000
[a]Waters Corp.	400,000	35,156,000
		137,329,538
Retailing 1.5%		
[a]Amazon.com Inc.	110,000	24,477,200
[a]Priceline.com Inc.	55,000	29,570,750
		54,047,950
Semiconductors & Semiconductor Equipment 4.3%		
Avago Technologies Ltd. (Singapore)	1,225,000	41,196,750
[a,b]First Solar Inc.	120,000	14,187,600
[a]Freescale Semiconductor Holdings I Ltd.	500,000	8,165,000
[a]Lam Research Corp.	450,000	18,396,000
[b]Microchip Technology Inc.	1,100,000	37,125,000
Xilinx Inc.	1,100,000	35,310,000
		154,380,350
Software & Services 16.3%		
[a]Bottomline Technologies Inc.	800,000	18,632,000
[a]Citrix Systems Inc.	600,000	43,224,000
[a]Cognizant Technology Solutions Corp., A	550,000	38,428,500
FactSet Research Systems Inc.	285,000	26,245,650
[a]Fortinet Inc.	902,800	18,344,896
[a]Informatica Corp.	800,000	40,904,000
International Business Machines Corp.	400,000	72,740,000
MasterCard Inc., A	180,000	54,585,000
[a]Nuance Communications Inc.	1,350,000	27,013,500
Oracle Corp.	2,000,000	61,160,000
[a]Red Hat Inc.	1,075,000	45,236,000
[a]Salesforce.com Inc.	300,000	43,413,000
[a,c]ServiceSource International Inc.	664,800	12,405,168
[a]Taleo Corp., A	800,000	26,480,000
Visa Inc., A	625,000	53,462,500
		582,274,214
Technology Hardware & Equipment 13.9%		
[a]Acme Packet Inc.	300,000	17,676,000
[a]Apple Inc.	447,000	174,544,560
[a]Aruba Networks Inc.	1,000,000	22,950,000
[a]EMC Corp.	2,932,900	76,490,032
[a]F5 Networks Inc.	350,000	32,718,000

[a]Fabrinet	966,400	14,882,560
FLIR Systems Inc.	492,600	13,526,796
National Instruments Corp.	1,000,000	25,840,000
[a]NetApp Inc.	750,000	35,640,000
QUALCOMM Inc.	700,000	38,346,000
[a]Trimble Navigation Ltd.	1,252,695	44,570,888
		497,184,836
Telecommunication Services 1.1%		
[a]American Tower Corp., A	750,000	39,397,500
[a,d]Anda Networks	36,443	—
		39,397,500
Transportation 3.6%		
C.H. Robinson Worldwide Inc.	271,100	19,603,241
Expeditors International of Washington Inc.	665,400	31,752,888
FedEx Corp.	325,000	28,236,000
[a]Kansas City Southern	850,000	50,447,500
		130,039,629
Total Common Stocks (Cost $2,515,552,163)		3,458,919,533
Preferred Stocks (Cost $9,999,998) 0.3%		
Pharmaceuticals, Biotechnology & Life Sciences 0.3%		
[a,d]FibroGen Inc., pfd., E	2,227,171	9,933,183
Total Investments before Short Term Investments (Cost $2,525,552,161)		3,468,852,716
Short Term Investments 5.3%		
Money Market Funds (Cost $170,309,172) 4.8%		
[a,e]Institutional Fiduciary Trust Money Market Portfolio	170,309,172	170,309,172
Investments from Cash Collateral Received for Loaned Securities 0.5%		
Money Market Funds (Cost $19,928,325) 0.5%		
[f]BNY Mellon Overnight Government Fund, 0.12%	19,928,325	19,928,325
Total Investments (Cost $2,715,789,658) 102.2%		3,659,090,213
Other Assets, less Liabilities (2.2)%		(78,900,912)
Net Assets 100.0%		$ 3,580,189,301

[a]Non-income producing.
[b]A portion or all of the security is on loan at July 31, 2011.
[c]A portion or all of the security purchased on a delayed delivery basis.
[d]See Note 5 regarding restricted securities.
[e]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[f]The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series
Statement of Investments, July 31, 2011 (unaudited)

Franklin Focused Core Equity Fund	Country	Shares	Value
Common Stocks 94.3%			
Consumer Discretionary 12.4%			
[a]Apollo Group Inc., A	United States	11,720	$ 595,727
DeVry Inc.	United States	4,390	272,795
[a]Dunkin' Brands Group Inc.	United States	400	11,572
International Game Technology	United States	32,530	604,733
Target Corp.	United States	17,090	879,964
			2,364,791
Consumer Staples 3.7%			
CVS Caremark Corp.	United States	19,140	695,739
Energy 7.5%			
Marathon Oil Corp.	United States	11,770	364,517
Marathon Petroleum Corp.	United States	9,735	426,295
[a]Petroplus Holdings AG	Switzerland	46,553	640,990
			1,431,802
Financials 18.3%			
BlackRock Inc.	United States	4,997	891,765
JPMorgan Chase & Co.	United States	24,353	985,079
Northern Trust Corp.	United States	16,940	760,691
U.S. Bancorp	United States	32,090	836,265
			3,473,800
Health Care 17.5%			
Aetna Inc.	United States	15,690	650,978
[a]Gilead Sciences Inc.	United States	9,210	390,136
Merck & Co. Inc.	United States	25,794	880,349
Roche Holding AG	Switzerland	7,760	1,394,436
			3,315,899
Industrials 7.3%			
3M Co.	United States	510	44,441
FedEx Corp.	United States	7,170	622,930
Ryanair Holdings PLC, ADR	Ireland	26,226	713,085
			1,380,456
Information Technology 15.0%			
[a]Apple Inc.	United States	200	78,096
Cisco Systems Inc.	United States	42,370	676,649
Corning Inc.	United States	57,500	914,825
Maxim Integrated Products Inc.	United States	31,110	714,285
[a]Research In Motion Ltd.	Canada	18,710	467,750
			2,851,605
Materials 9.6%			
Celanese Corp., A	United States	13,310	733,780
Lubrizol Corp.	United States	4,460	600,316
LyondellBasell Industries NV, A	Netherlands	12,460	491,672
			1,825,768
Telecommunication Services 3.0%			
[a]NII Holdings Inc.	United States	13,310	563,679
Total Common Stocks (Cost $16,176,924)			17,903,539
Short Term Investments (Cost $1,145,837) 6.0%			
Money Market Funds 6.0%			
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	1,145,837	1,145,837

Franklin Strategic Series
Statement of Investments, July 31, 2011 (unaudited) *(continued)*

Total Investments (Cost $17,322,761) 100.3%		19,049,376
Other Assets, less Liabilities (0.3)%		(65,882)
Net Assets 100.0%	$	18,983,494

[a] Non-income producing.
[b] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Abbreviations

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series

Statement of Investments, July 31, 2011 (unaudited)

Franklin Growth Opportunities Fund	Country	Shares	Value
Common Stocks 98.9%			
Consumer Discretionary 13.8%			
Abercrombie & Fitch Co., A	United States	59,800	$ 4,372,576
[a]Amazon.com Inc.	United States	20,700	4,606,164
[a]BorgWarner Inc.	United States	59,200	4,713,504
[a]Chipotle Mexican Grill Inc.	United States	15,700	5,095,906
[a]Dunkin' Brands Group Inc.	United States	6,100	176,473
[a]Francesca's Holdings Corp.	United States	10,900	286,234
Guess? Inc.	United States	124,600	4,749,752
[a]HomeAway Inc.	United States	29,000	1,139,990
Johnson Controls Inc.	United States	114,000	4,212,300
NIKE Inc., B	United States	59,100	5,327,865
[a]Peet's Coffee & Tea Inc.	United States	53,700	3,136,080
Polo Ralph Lauren Corp.	United States	45,400	6,132,178
[a]Priceline.com Inc.	United States	10,000	5,376,500
Starwood Hotels & Resorts Worldwide Inc.	United States	40,926	2,249,293
[a]Ulta Salon Cosmetics & Fragrance Inc.	United States	56,500	3,561,195
[a]Urban Outfitters Inc.	United States	113,400	3,690,036
Wynn Resorts Ltd.	United States	13,900	2,136,152
			60,962,198
Consumer Staples 3.2%			
[a]Hansen Natural Corp.	United States	70,700	5,417,034
Mead Johnson Nutrition Co., A	United States	73,000	5,210,010
[a]TreeHouse Foods Inc.	United States	65,300	3,372,092
			13,999,136
Energy 14.6%			
[a]Alpha Natural Resources Inc.	United States	100,400	4,288,084
Anadarko Petroleum Corp.	United States	88,800	7,331,328
C&J Energy Services Inc.	United States	14,900	454,450
[a]Cameron International Corp.	United States	157,700	8,821,738
[a]Concho Resources Inc.	United States	59,700	5,586,726
[a]FMC Technologies Inc.	United States	111,460	5,082,576
Halliburton Co.	United States	87,400	4,783,402
[a]Key Energy Services Inc.	United States	282,400	5,503,976
[a]Petrohawk Energy Corp.	United States	59,800	2,283,762
Schlumberger Ltd.	United States	64,580	5,836,095
SM Energy Co.	United States	100,700	7,587,745
[a]Weatherford International Ltd.	United States	319,100	6,994,672
			64,554,554
Financials 3.8%			
BlackRock Inc.	United States	51,280	9,151,429
[a]First Republic Bank	United States	99,700	2,823,504
[a]Signature Bank	United States	79,700	4,715,052
			16,689,985
Health Care 9.4%			
Allergan Inc.	United States	72,200	5,870,582
[a]Celgene Corp.	United States	58,500	3,469,050
[a]Edwards Lifesciences Corp.	United States	41,800	2,982,430
[a]Express Scripts Inc.	United States	111,200	6,033,712
[a]Gilead Sciences Inc.	United States	109,260	4,628,254
[a]HeartWare International Inc.	United States	32,600	2,165,944
[a]InterMune Inc.	United States	62,600	2,089,588
Perrigo Co.	United States	47,866	4,322,778
Pharmaceutical Product Development Inc.	United States	123,500	3,560,505
[a]Salix Pharmaceuticals Ltd.	United States	164,800	6,390,944
			41,513,787
Industrials 13.3%			
ABB Ltd., ADR	Switzerland	149,100	3,569,454
[a]Allegiant Travel Co.	United States	48,100	2,069,743
Cummins Inc.	United States	60,900	6,387,192
Expeditors International of Washington Inc.	United States	131,200	6,260,864

Franklin Strategic Series

Statement of Investments, July 31, 2011 (unaudited) *(continued)*

FedEx Corp.	United States	47,800	4,152,864
Flowserve Corp.	United States	32,100	3,190,098
[b]Heico Corp.	United States	72,688	3,798,649
Joy Global Inc.	United States	45,100	4,235,792
Precision Castparts Corp.	United States	69,230	11,172,337
Rockwell Automation Inc.	United States	105,400	7,563,504
[a]Terex Corp.	United States	92,600	2,056,646
Textron Inc.	United States	183,100	4,235,103
			58,692,246
Information Technology 32.9%			
[a]Acme Packet Inc.	United States	28,700	1,691,004
[a]ANSYS Inc.	United States	39,200	1,983,520
[a]Apple Inc.	United States	55,600	21,710,688
ARM Holdings PLC	United Kingdom	583,600	5,592,205
Avago Technologies Ltd.	Singapore	82,100	2,761,023
[a]Baidu Inc., ADR	China	34,300	5,387,501
[a]Bottomline Technologies Inc.	United States	87,800	2,044,862
[a]Citrix Systems Inc.	United States	88,300	6,361,132
[a]EMC Corp.	United States	285,900	7,456,272
[a]F5 Networks Inc.	United States	42,000	3,926,160
[a]Fabrinet	United States	97,800	1,506,120
[a,b]First Solar Inc.	United States	17,600	2,080,848
FLIR Systems Inc.	United States	13,829	379,744
[a]Fortinet Inc.	United States	273,600	5,559,552
[a]Google Inc., A	United States	11,690	7,057,136
[a]Informatica Corp.	United States	121,500	6,212,295
[a]JDS Uniphase Corp.	United States	315,300	4,146,195
MasterCard Inc., A	United States	36,600	11,098,950
[a]NetApp Inc.	United States	44,200	2,100,384
[a]Netlogic Microsystems Inc.	United States	111,600	3,855,780
[a]NXP Semiconductors NV	Netherlands	88,100	1,742,618
QUALCOMM Inc.	United States	174,480	9,558,015
[a]Red Hat Inc.	United States	92,600	3,896,608
[a]Salesforce.com Inc.	United States	37,200	5,383,212
[a]Semtech Corp.	United States	86,100	2,006,130
[a,c]ServiceSource International Inc.	United States	43,500	811,710
[a]Silicon Laboratories Inc.	United States	35,400	1,253,514
[a]Teradata Corp.	United States	73,800	4,056,048
[a]Trimble Navigation Ltd.	United States	210,940	7,505,245
[a]ViaSat Inc.	United States	135,500	6,088,015
			145,212,486
Materials 4.8%			
Celanese Corp., A	United States	224,500	12,376,685
Freeport-McMoRan Copper & Gold Inc., B	United States	43,672	2,312,869
Praxair Inc.	United States	62,400	6,467,136
			21,156,690
Telecommunication Services 3.1%			
[a]NII Holdings Inc.	United States	96,680	4,094,398
[a]SBA Communications Corp.	United States	257,160	9,815,797
			13,910,195
Total Common Stocks (Cost $350,942,627)			436,691,277
Short Term Investments 2.5%			
Money Market Funds (Cost $6,146,387) 1.4%			
[a,d]Institutional Fiduciary Trust Money Market Portfolio	United States	6,146,387	6,146,387
Investments from Cash Collateral Received for Loaned Securities 1.1%			
Money Market Funds (Cost $4,805,000) 1.1%			
[e]BNY Mellon Overnight Government Fund, 0.12%	United States	4,805,000	4,805,000

Franklin Strategic Series

Statement of Investments, July 31, 2011 (unaudited) *(continued)*

Total Investments (Cost $361,894,014) 101.4%		447,642,664
Other Assets, less Liabilities (1.4)%		(6,217,311)
Net Assets 100.0%	$	441,425,353

[a] Non-income producing.
[b] A portion or all of the security is on loan at July 31, 2011.
[c] A portion or all of the security purchased on a delayed delivery basis.
[d] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[e] The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, July 31, 2011 (unaudited)

Franklin Natural Resources Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 96.6%			
Agricultural Products 0.6%			
Bunge Ltd.	United States	141,000	$ 9,702,210
Coal & Consumable Fuels 4.5%			
[a]Alpha Natural Resources Inc.	United States	536,000	22,892,560
[a,b]Energy Coal Resources, 144A	United States	199,375	—
[a]James River Coal Co.	United States	400,000	7,584,000
Peabody Energy Corp.	United States	416,000	23,907,520
[a]SouthGobi Resources Ltd.	Canada	320,600	3,776,120
Uranium One Inc.	Canada	1,690,000	5,960,544
Yanzhou Coal Mining Co. Ltd., ADR	China	118,000	4,519,400
			68,640,144
Commodity Chemicals 0.6%			
Celanese Corp., A	United States	165,000	9,096,450
Construction & Engineering 0.5%			
Boart Longyear Group	Australia	1,672,715	7,444,493
Diversified Metals & Mining 8.1%			
BHP Billiton PLC, ADR	United Kingdom	236,000	17,735,400
Freeport-McMoRan Copper & Gold Inc., B	United States	285,000	15,093,600
[a]Imperial Metals Corp.	Canada	210,000	5,109,890
[a]Ivanhoe Australia Ltd.	Australia	1,234,105	3,471,765
[a]Ivanhoe Australia Ltd., wts., 9/20/11	Australia	123,410	1,356
[a]Ivanhoe Mines Ltd.	Canada	270,000	7,082,100
[a,c]Minmetals Resources Ltd., 144A	China	11,890,000	8,161,599
[a]Mirabela Nickel Ltd.	Australia	630,000	1,298,901
[a,c]Mirabela Nickel Ltd., 144A	Australia	845,850	1,743,929
[a]Nautilus Minerals Inc.	Canada	817,000	2,548,048
[a,c]Nautilus Minerals Inc., 144A	Canada	474,000	1,478,305
[a]PanAust Ltd.	Australia	1,208,687	5,445,727
Rio Tinto PLC, ADR	United Kingdom	248,000	17,603,040
[a]Sandfire Resources NL	Australia	801,667	6,871,425
Teck Resources Ltd., B	Canada	248,000	12,261,120
Xstrata PLC	United Kingdom	825,000	17,567,846
			123,474,051
Fertilizers & Agricultural Chemicals 0.3%			
CF Industries Holdings Inc.	United States	30,000	4,659,600
Gold 5.9%			
[a]Allied Gold Mining PLC	Australia	1,459,713	4,523,502
AngloGold Ashanti Ltd., ADR	South Africa	175,000	7,339,500
Barrick Gold Corp.	Canada	190,000	9,038,300
[a]Centamin Egypt Ltd.	Australia	1,002,470	2,255,689
[a,c]Centamin Egypt Ltd., 144A (CAD Traded)	Australia	800,000	1,800,105
[a]CGA Mining Ltd.	Australia	1,150,000	3,153,323
[a]Guyana Goldfields Inc.	Canada	324,100	2,713,553
IAMGOLD Corp.	Canada	385,000	7,700,000
Nevsun Resources Ltd.	Canada	175,900	1,006,984
[c]Nevsun Resources Ltd., 144A	Canada	300,000	1,717,425
Newcrest Mining Ltd.	Australia	300,000	13,038,448
Newcrest Mining Ltd., ADR	Australia	162,000	6,962,760
[a]Osisko Mining Corp.	Canada	100,000	1,482,993
[a,c]Osisko Mining Corp., 144A	Canada	485,000	7,192,517
Randgold Resources Ltd., ADR	United Kingdom	181,000	16,436,610
[a]St. Barbara Ltd.	Australia	1,662,491	3,343,248
			89,704,957
Independent Power Producers & Energy Traders 0.1%			
[a]Alterra Power Corp.	Canada	2,857,800	2,332,898
Industrial Machinery 0.7%			
Robbins & Myers Inc.	United States	213,000	10,275,120
Integrated Oil & Gas 16.8%			
BP PLC, ADR	United Kingdom	195,000	8,860,800
Chevron Corp.	United States	649,000	67,508,980

Franklin Strategic Series
Statement of Investments, July 31, 2011 (unaudited) *(continued)*

ConocoPhillips	United States	167,000	12,022,330
Exxon Mobil Corp.	United States	630,000	50,267,700
Hess Corp.	United States	392,000	26,875,520
Murphy Oil Corp.	United States	303,960	19,520,311
Occidental Petroleum Corp.	United States	436,000	42,806,480
Petroleo Brasileiro SA, ADR	Brazil	68,000	2,309,960
Total SA, B, ADR	France	503,900	27,245,873
			257,417,954
Internet Software & Services 0.3%			
[a]G-Resources Group Ltd.	Hong Kong	31,232,900	2,524,599
[a,c,d]G-Resources Group Ltd., 144A	Hong Kong	18,639,000	1,506,617
			4,031,216
Marine 0.0%[†]			
[a]Genco Shipping & Trading Ltd.	United States	28,330	177,346
Oil & Gas Drilling 3.6%			
Ensco PLC, ADR	United States	365,919	19,485,187
[a]Noble Corp.	United States	250,000	9,217,500
Patterson-UTI Energy Inc.	United States	406,000	13,207,180
[a]Pioneer Drilling Co.	United States	201,400	3,276,778
[a]Rowan Cos. Inc.	United States	276,000	10,810,920
			55,997,565
Oil & Gas Equipment & Services 22.0%			
Baker Hughes Inc.	United States	330,000	25,535,400
C&J Energy Services Inc.	United States	51,500	1,570,750
[a]Cameron International Corp.	United States	533,000	29,816,020
[a]Dresser-Rand Group Inc.	United States	150,000	8,013,000
[a]Dril-Quip Inc.	United States	155,000	10,929,050
[a]FMC Technologies Inc.	United States	250,000	11,400,000
Halliburton Co.	United States	1,145,000	62,665,850
[a]Helix Energy Solutions Group Inc.	United States	200,000	3,916,000
[a]Hornbeck Offshore Services Inc.	United States	305,200	8,496,768
[a]Key Energy Services Inc.	United States	611,000	11,908,390
National Oilwell Varco Inc.	United States	249,000	20,061,930
Oceaneering International Inc.	United States	237,800	10,272,960
[a]Oil States International Inc.	United States	185,000	14,929,500
[a]PHI Inc., non-voting	United States	154,000	3,315,620
[a]RigNet Inc.	United States	206,800	3,575,572
Schlumberger Ltd.	United States	602,204	54,421,176
[a]Superior Energy Services Inc.	United States	323,000	13,401,270
[a]Tesco Corp.	Canada	305,000	6,484,300
Tidewater Inc.	United States	109,900	5,971,966
[a]Weatherford International Ltd.	United States	1,354,100	29,681,872
			336,367,394
Oil & Gas Exploration & Production 28.1%			
Anadarko Petroleum Corp.	United States	564,000	46,563,840
Apache Corp.	United States	231,000	28,579,320
[a]Bill Barrett Corp.	United States	355,000	17,664,800
[a]Brigham Exploration Co.	United States	365,000	11,607,000
[a]C&C Energia Ltd.	Canada	300,000	3,186,813
Canadian Natural Resources Ltd.	Canada	242,000	9,771,178
[a]Chariot Oil & Gas Ltd.	United Kingdom	1,900,000	5,216,277
Cimarex Energy Co.	United States	70,000	6,168,400
[a]Cobalt International Energy Inc.	United States	458,600	5,649,952
[a]Comstock Resources Inc.	United States	405,000	12,919,500
[a]Concho Resources Inc.	United States	202,000	18,903,160
[a]Denbury Resources Inc.	United States	1,080,000	20,865,600
Devon Energy Corp.	United States	618,000	48,636,600
EOG Resources Inc.	United States	140,000	14,280,000
[a]Gran Tierra Energy Inc.	Canada	1,177,000	8,180,150
[a]HRT Participacoes em Petroleo SA	Brazil	5,000	4,659,406
[a]Kodiak Oil & Gas Corp.	Canada	576,200	3,912,398
[a]Kosmos Energy Ltd.	United States	192,000	2,916,480
Marathon Oil Corp.	United States	450,000	13,936,500

Franklin Strategic Series

Statement of Investments, July 31, 2011 (unaudited) *(continued)*

Noble Energy Inc.	United States	250,000	24,920,000
[a]OGX Petroleo e Gas Participacoes SA	Brazil	500,000	4,163,176
[a]Pan Orient Energy Corp.	Canada	100,000	459,445
[a,c]Pan Orient Energy Corp., 144A	Canada	700,000	3,216,117
[a]Petrohawk Energy Corp.	United States	550,100	21,008,319
[a]Petroleum Development Corp.	United States	144,000	5,230,080
QEP Resources Inc.	United States	95,400	4,181,382
SM Energy Co.	United States	413,000	31,119,550
[a]Southwestern Energy Co.	United States	400,000	17,824,000
[a]Triangle Petroleum Corp.	United States	1,547,000	11,540,620
Tullow Oil PLC	United Kingdom	522,000	10,543,699
[a]Whiting Petroleum Corp.	United States	195,000	11,427,000
			429,250,762
Oil & Gas Refining & Marketing 1.1%			
Aegean Marine Petroleum Network Inc.	United States	280,000	1,509,200
[a]CVR Energy Inc.	United States	183,000	4,913,550
[a]Marathon Petroleum Corp.	United States	225,000	9,852,750
			16,275,500
Oil & Gas Storage & Transportation 0.1%			
[a]Scorpio Tankers Inc.	United States	171,300	1,265,907
Precious Metals & Minerals 1.5%			
[a]Colossus Minerals Inc.	Canada	470,000	3,846,572
Impala Platinum Holdings Ltd.	South Africa	255,000	6,545,659
[a]MAG Silver Corp.	Canada	350,000	3,512,821
[a]Romarco Minerals Inc.	Canada	2,000,000	3,307,169
[a,c]Tahoe Resources Inc., 144A	Canada	276,800	5,663,464
			22,875,685
Semiconductors 0.6%			
[a,e]First Solar Inc.	United States	76,200	9,009,126
Steel 1.2%			
Cliffs Natural Resources Inc.	United States	144,000	12,934,080
United States Steel Corp.	United States	130,000	5,198,700
			18,132,780
Total Common Stocks and Other Equity Interests (Cost $1,052,720,758)			1,476,131,158
Convertible Preferred Stocks (Cost $1,900,000) 0.3%			
Oil & Gas Exploration & Production 0.3%			
McMoRan Exploration Co., 8.00%, cvt. pfd.	United States	1,900	4,918,340
Preferred Stocks 1.6%			
Coal & Consumable Fuels 0.0%			
[a,b]Energy Coal Resources, 144A, pfd.	United States	29,847	—
Integrated Oil & Gas 0.9%			
Petroleo Brasileiro SA, ADR, pfd.	Brazil	455,000	13,982,150
Steel 0.7%			
Vale SA, ADR, pfd., A	Brazil	363,000	10,715,760
Total Preferred Stocks (Cost $19,165,838)			24,697,910
Total Investments before Short Term Investments (Cost $1,073,786,596)			1,505,747,408
Short Term Investments 2.9%			
Money Market Funds (Cost $35,095,614) 2.3%			
[a,f]Institutional Fiduciary Trust Money Market Portfolio	United States	35,095,614	35,095,614

Franklin Strategic Series
Statement of Investments, July 31, 2011 (unaudited) *(continued)*

Investments from Cash Collateral Received for Loaned Securities 0.6%		
Money Market Funds (Cost $9,160,710) 0.6%		
[g]BNY Mellon Overnight Government Fund, 0.12%	9,160,710	9,160,710
Total Investments (Cost $1,118,042,920) 101.4%		1,550,003,732
Other Assets, less Liabilities (1.4)%		(20,737,572)
Net Assets 100.0%		$ 1,529,266,160

[†]Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 5 regarding restricted securities.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2011, the aggregate value of these securities was $32,480,078, representing 2.12% of net assets.
[d]Security purchased on a delayed delivery basis.
[e]A portion or all of the security is on loan at July 31, 2011.
[f]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[g]The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Currency

CAD - Canadian Dollar

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, July 31, 2011 (unaudited)

Franklin Small Cap Growth Fund	Shares		Value
Common Stocks 98.5%			
Consumer Discretionary 17.1%			
[a,b]Blue Nile Inc.	89,900	$	3,808,164
[a]Buffalo Wild Wings Inc.	74,000		4,701,220
[a]Citi Trends Inc.	162,500		2,279,875
[a,b]Coinstar Inc.	102,100		4,988,606
Drew Industries Inc.	80,800		1,721,040
[a]Francesca's Holdings Corp.	9,600		252,096
Gaiam Inc., A	320,803		1,385,869
[a]Grand Canyon Education Inc.	286,500		4,409,235
Guess? Inc.	79,500		3,030,540
[a,b]HomeAway Inc.	8,600		338,066
[a]Iconix Brand Group Inc.	238,000		5,552,540
[a]Jack in the Box Inc.	211,800		4,812,096
[a]Lions Gate Entertainment Corp.	445,200		3,160,920
[a]Panera Bread Co., A	16,000		1,844,960
[a]Peet's Coffee & Tea Inc.	84,200		4,917,280
[a]Shuffle Master Inc.	364,800		3,399,936
[a,c]Teavana Holdings Inc.	23,200		654,240
[a]Tenneco Inc.	74,400		2,971,536
Tractor Supply Co.	27,700		1,825,984
[a]Under Armour Inc., A	25,300		1,857,273
[a]Vitamin Shoppe Inc.	56,700		2,469,852
Wolverine World Wide Inc.	134,700		5,101,089
			65,482,417
Consumer Staples 5.0%			
[a]Boston Beer Inc., A	48,100		4,336,215
Casey's General Stores Inc.	93,300		4,198,500
[a]Chefs' Warehouse Holdings LLC	93,700		1,663,175
[a]Hain Celestial Group Inc.	106,700		3,449,611
[a]TreeHouse Foods Inc.	106,500		5,499,660
			19,147,161
Energy 9.3%			
[a]Bill Barrett Corp.	65,300		3,249,328
C&J Energy Services Inc.	12,900		393,450
[a]Comstock Resources Inc.	177,000		5,646,300
[a,b]James River Coal Co.	209,600		3,974,016
[a]Key Energy Services Inc.	269,000		5,242,810
[a]Kodiak Oil & Gas Corp. (Canada)	468,400		3,180,436
[a]Petroleum Development Corp.	94,500		3,432,240
[a]Pioneer Drilling Co.	269,200		4,379,884
[a]Superior Energy Services Inc.	149,200		6,190,308
			35,688,772
Financials 8.2%			
[a]Affiliated Managers Group Inc.	30,600		3,192,498
Chatham Lodging Trust	90,000		1,400,400
Evercore Partners Inc.	149,300		4,244,599
[a]FelCor Lodging Trust Inc.	221,300		1,137,482
Hancock Holding Co.	94,100		3,100,595
MB Financial Inc.	191,700		3,870,423
[a]Netspend Holdings Inc.	401,900		3,170,991
Northwest Bancshares Inc.	262,800		3,229,812
[a]Signature Bank	87,100		5,152,836
[a]Stifel Financial Corp.	76,100		2,888,756
			31,388,392
Health Care 15.8%			
[a]Aegerion Pharmaceuticals Inc.	88,300		1,387,193
[a]Amarin Corp. PLC., ADR (United Kingdom)	120,600		1,632,924
[a]Ardea Biosciences Inc.	25,233		590,452
[a]ArQule Inc.	207,400		1,161,440
[a]Auxilium Pharmaceuticals Inc.	116,400		2,181,336
[a,b]Cadence Pharmaceuticals Inc.	211,400		1,828,610

[a]Chelsea Therapeutics International Ltd.	265,100	1,330,802
[a]DexCom Inc.	399,900	5,670,582
[a]HeartWare International Inc.	56,700	3,767,148
[a]HMS Holdings Corp.	42,100	3,182,760
[a]Impax Laboratories Inc.	171,400	3,630,252
[a]MWI Veterinary Supply Inc.	41,500	3,695,990
[a]PAREXEL International Corp.	174,800	3,588,644
[a]Pharmacyclics Inc.	155,300	1,942,803
Quality Systems Inc.	45,100	4,120,336
[a]Questcor Pharmaceuticals Inc.	75,700	2,350,485
[a]Sagent Pharmaceuticals Inc.	50,000	1,393,500
[a]Salix Pharmaceuticals Ltd.	96,600	3,746,148
[a,b]Savient Pharmaceuticals Inc.	117,600	823,200
[a]Thoratec Corp.	101,300	3,412,797
[a,b]Transcept Pharmaceuticals Inc.	133,200	540,792
[a]Vanguard Health Systems Inc.	142,900	2,477,886
[a]VCA Antech Inc.	114,600	2,239,284
[a]Volcano Corp.	132,700	4,168,107
		60,863,471
Industrials 15.8%		
[a]Allegiant Travel Co.	129,000	5,550,870
[a]Clean Harbors Inc.	71,000	3,745,250
[a]Colfax Corp.	179,800	4,867,186
[a]Esterline Technologies Corp.	50,800	3,879,596
Heico Corp.	72,019	3,763,700
[a]Hexcel Corp.	213,500	5,111,190
[a,b]Higher One Holdings Inc.	215,800	4,283,630
[a]Hub Group Inc., A	103,300	3,665,084
[a]Huron Consulting Group Inc.	137,500	4,450,875
Kaydon Corp.	99,100	3,532,915
[a]The Keyw Holding Corp.	321,113	3,583,621
Marten Transport Ltd.	218,000	4,484,260
[a]Mobile Mini Inc.	250,300	5,283,833
[a]RPX Corp.	59,600	1,594,300
[a]Titan Machinery Inc.	111,100	2,934,151
		60,730,461
Information Technology 27.3%		
[a]Advent Software Inc.	170,900	3,970,007
[a]Bottomline Technologies Inc.	317,104	7,385,352
[a]CIBER Inc.	635,800	3,191,716
Cognex Corp.	137,400	4,664,730
[a]CommVault Systems Inc.	46,500	1,800,480
[a]Cymer Inc.	76,000	3,346,280
[a]DTS Inc.	70,700	2,454,704
[a,b]Echo Global Logistics Inc.	258,500	3,867,160
[a]Envestnet Inc.	299,700	4,249,746
[a]Fabrinet	234,100	3,605,140
[a]FARO Technologies Inc.	182,200	7,426,472
[a]Ixia	274,700	2,747,000
[a,b]Meru Networks Inc.	285,827	2,455,254
National Instruments Corp.	108,800	2,811,392
[a]Netlogic Microsystems Inc.	125,100	4,322,205
Power Integrations Inc.	97,800	3,470,922
[a]Progress Software Corp.	164,963	3,975,608
[a]Quinstreet Inc.	220,400	2,752,796
[a,b]RealD Inc.	77,400	1,198,152
[a]Sapient Corp.	316,120	4,400,391
[a]Semtech Corp.	152,800	3,560,240
[a,c]ServiceSource International Inc.	213,400	3,982,044
[a]Shoretel Inc.	325,900	2,776,668
[a]Silicon Laboratories Inc.	99,100	3,509,131
[a]Stratasys Inc.	82,500	2,103,750
[a]Taleo Corp., A	87,300	2,889,630
[a]THQ Inc.	504,400	1,344,226

[a]Trimble Navigation Ltd.	68,900	2,451,462
[a]ViaSat Inc.	92,200	4,142,546
[a]Volterra Semiconductor Corp.	149,900	3,862,923
		104,718,127
Total Common Stocks (Cost $302,473,250)		378,018,801
Short Term Investments 7.4%		
Money Market Funds (Cost $9,772,857) 2.5%		
[a,d]Institutional Fiduciary Trust Money Market Portfolio	9,772,857	9,772,857
Investments from Cash Collateral Received for Loaned Securities 4.9%		
Money Market Funds (Cost $18,634,233) 4.9%		
[e]BNY Mellon Overnight Government Fund, 0.12%	18,634,233	18,634,233
Total Investments (Cost $330,880,340) 105.9%		406,425,891
Other Assets, less Liabilities (5.9)%		(22,700,845)
Net Assets 100.0%		$ 383,725,046

[a] Non-income producing.
[b] A portion or all of the security is on loan at July 31, 2011.
[c] A portion or all of the security purchased on a delayed delivery basis.
[d] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[e] The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series

Statement of Investments, July 31, 2011 (unaudited)

Franklin Small-Mid Cap Growth Fund	Shares	Value
Common Stocks 99.2%		
Consumer Discretionary 20.7%		
Abercrombie & Fitch Co., A	175,000	$ 12,796,000
Arcos Dorados Holdings Inc. (Argentina)	665,000	15,600,900
[a]Blue Nile Inc.	300,000	12,708,000
[a]BorgWarner Inc.	800,000	63,696,000
[a]Buffalo Wild Wings Inc.	565,000	35,894,450
[a]Chipotle Mexican Grill Inc.	100,000	32,458,000
[a]Ctrip.com International Ltd., ADR (China)	300,000	13,830,000
[a]Dick's Sporting Goods Inc.	1,050,000	38,850,000
[a]Discovery Communications Inc., A	600,000	23,880,000
[a]Discovery Communications Inc., C	250,000	9,007,500
[a]Dollar General Corp.	1,350,000	42,471,000
[a]Dunkin' Brands Group Inc.	54,000	1,562,220
Guess? Inc.	950,000	36,214,000
[a]Iconix Brand Group Inc.	650,000	15,164,500
International Game Technology	1,500,000	27,885,000
Jarden Corp.	1,280,000	39,667,200
Limited Brands Inc.	825,000	31,234,500
Nordstrom Inc.	700,000	35,112,000
[a,b]Peet's Coffee & Tea Inc.	687,956	40,176,630
Polo Ralph Lauren Corp.	275,000	37,144,250
Starwood Hotels & Resorts Worldwide Inc.	375,000	20,610,000
[a]Tenneco Inc.	838,900	33,505,666
Tractor Supply Co.	200,000	13,184,000
[a]Ulta Salon Cosmetics & Fragrance Inc.	300,000	18,909,000
[a]Under Armour Inc., A	400,000	29,364,000
[a]Urban Outfitters Inc.	1,250,000	40,675,000
Wolverine World Wide Inc.	1,340,004	50,745,952
Wynn Resorts Ltd.	200,000	30,736,000
		803,081,768
Consumer Staples 3.0%		
[a]Boston Beer Inc., A	34,500	3,110,175
[a]Hansen Natural Corp.	400,000	30,648,000
Mead Johnson Nutrition Co., A	465,000	33,187,050
[a]TreeHouse Foods Inc.	550,000	28,402,000
Whole Foods Market Inc.	325,000	21,677,500
		117,024,725
Energy 8.9%		
[a]Alpha Natural Resources Inc.	800,000	34,168,000
[a]Cameron International Corp.	650,000	36,361,000
[a]FMC Technologies Inc.	750,000	34,200,000
[a]Key Energy Services Inc.	1,250,000	24,362,500
[a]Oil States International Inc.	300,000	24,210,000
Patterson-UTI Energy Inc.	750,000	24,397,500
QEP Resources Inc.	933,600	40,919,688
SM Energy Co.	1,250,000	94,187,500
[a]Whiting Petroleum Corp.	564,000	33,050,400
		345,856,588
Financials 6.1%		
[a]Affiliated Managers Group Inc.	365,000	38,080,450
First Niagara Financial Group Inc.	2,000,000	24,500,000
Hancock Holding Co.	625,500	20,610,225
[a]IntercontinentalExchange Inc.	175,000	21,577,500
Lazard Ltd., A	1,145,056	38,473,881
Northern Trust Corp.	420,000	18,860,100
[a]Signature Bank	520,400	30,786,864
T. Rowe Price Group Inc.	755,100	42,889,680
		235,778,700
Health Care 15.0%		
[a]Agilent Technologies Inc.	1,050,000	44,268,000
[a]Allscripts Healthcare Solutions Inc.	1,140,000	20,691,000
[a]ArQule Inc.	1,493,900	8,365,840

Franklin Strategic Series
Statement of Investments, July 31, 2011 (unaudited) *(continued)*

[a]Auxilium Pharmaceuticals Inc.	500,000	9,370,000
C. R. Bard Inc.	225,000	22,203,000
[a]CareFusion Corp.	750,000	19,792,500
[a]Cerner Corp.	600,000	39,894,000
[a]Community Health Systems Inc.	1,400,000	36,176,000
[a]Coventry Health Care Inc.	675,400	21,612,800
[a]DaVita Inc.	496,800	41,502,672
[a]Dendreon Corp.	575,000	21,217,500
[a]DexCom Inc.	750,000	10,635,000
[a]Edwards Lifesciences Corp.	600,000	42,810,000
[a]HeartWare International Inc.	140,307	9,321,997
[a]Hologic Inc.	750,000	13,927,500
[a]Human Genome Sciences Inc.	900,000	18,909,000
[a]Mettler-Toledo International Inc.	392,000	60,685,520
Pharmaceutical Product Development Inc.	1,020,000	29,406,600
[a]Salix Pharmaceuticals Ltd.	525,000	20,359,500
[a]Stereotaxis Inc.	2,650,000	8,612,500
[a]Thoratec Corp.	300,000	10,107,000
[a]Varian Medical Systems Inc.	330,000	20,710,800
[a]Waters Corp.	600,000	52,734,000
		583,312,729
Industrials 16.8%		
[a]Allegiant Travel Co.	450,000	19,363,500
AMETEK Inc.	1,500,000	63,750,000
C.H. Robinson Worldwide Inc.	250,000	18,077,500
Cooper Industries PLC, A	500,000	26,155,000
Cummins Inc.	500,000	52,440,000
[a]Esterline Technologies Corp.	375,000	28,638,750
Expeditors International of Washington Inc.	353,600	16,873,792
Fastenal Co.	800,000	26,920,000
Flowserve Corp.	280,000	27,826,400
Fluor Corp.	350,000	22,235,500
Gardner Denver Inc.	600,000	51,174,000
[a]Hexcel Corp.	475,000	11,371,500
[a]Higher One Holdings Inc.	443,571	8,804,884
J.B. Hunt Transport Services Inc.	509,600	23,054,304
Joy Global Inc.	550,000	51,656,000
[a]Kansas City Southern	250,000	14,837,500
Robert Half International Inc.	939,800	25,731,724
Rockwell Automation Inc.	600,000	43,056,000
Roper Industries Inc.	250,000	20,407,500
[a]Sensata Technologies Holding NV	1,350,000	47,898,000
[a]Terex Corp.	1,350,000	29,983,500
Textron Inc.	1,000,000	23,130,000
		653,385,354
Information Technology 23.3%		
[a]Acme Packet Inc.	120,000	7,070,400
[a]Alliance Data Systems Corp.	325,000	31,960,500
Analog Devices Inc.	825,000	28,380,000
[a]ANSYS Inc.	750,000	37,950,000
[a]Aruba Networks Inc.	950,000	21,802,500
Avago Technologies Ltd. (Singapore)	900,000	30,267,000
[a]Bottomline Technologies Inc.	300,675	7,002,721
[a]Citrix Systems Inc.	500,000	36,020,000
[a]CommVault Systems Inc.	350,000	13,552,000
[a]F5 Networks Inc.	300,000	28,044,000
FactSet Research Systems Inc.	500,000	46,045,000
[a,c]First Solar Inc.	280,000	33,104,400
FLIR Systems Inc.	939,000	25,784,940
[a]Fortinet Inc.	1,000,000	20,320,000
Global Payments Inc.	635,400	30,124,314
[a]Hittite Microwave Corp.	644,300	36,074,357
[a]Informatica Corp.	450,000	23,008,500
[a]Lam Research Corp.	400,000	16,352,000
[a]Netlogic Microsystems Inc.	1,000,000	34,550,000
[a]Nuance Communications Inc.	3,100,000	62,031,000

Franklin Strategic Series

Statement of Investments, July 31, 2011 (unaudited) *(continued)*

[a]NXP Semiconductors NV (Netherlands)	2,000,000	39,560,000
[a]Polycom Inc.	830,000	22,434,900
[a,c]RealD Inc.	410,700	6,357,636
[a]Red Hat Inc.	1,050,000	44,184,000
[a]Shoretel Inc.	1,180,000	10,053,600
[a]Silicon Laboratories Inc.	900,000	31,869,000
[a]SMART Technologies Inc., A (Canada)	2,000,000	11,680,000
[a]Taleo Corp., A	359,549	11,901,072
[a]Teradata Corp.	553,700	30,431,352
[a]Trimble Navigation Ltd.	1,300,000	46,254,000
[a]ViaSat Inc.	675,000	30,327,750
Western Union Co.	750,000	14,557,500
Xilinx Inc.	1,075,000	34,507,500
		903,561,942
Materials 4.0%		
Celanese Corp., A	1,500,000	82,695,000
CF Industries Holdings Inc.	100,000	15,532,000
Ecolab Inc.	400,000	20,000,000
The Scotts Miracle-Gro Co., A	575,000	29,014,500
The Sherwin-Williams Co.	101,500	7,832,755
[a,c]STR Holdings Inc.	107,200	1,475,072
		156,549,327
Telecommunication Services 0.8%		
[a,d]Anda Networks	91,107	—
[a]SBA Communications Corp.	800,000	30,536,000
		30,536,000
Utilities 0.6%		
[a]Calpine Corp.	1,500,000	24,375,000
Total Common Stocks (Cost $2,820,212,375)		3,853,462,133
Short Term Investments 2.2%		
Money Market Funds (Cost $43,095,023) 1.1%		
[a,e]Institutional Fiduciary Trust Money Market Portfolio	43,095,023	43,095,023
Investments from Cash Collateral Received for Loaned Securities 1.1%		
Money Market Funds 1.1%		
[a]BNY Institutional Cash Reserve Fund, Series B	836,763	669,411
[f]BNY Mellon Overnight Government Fund, 0.12%	41,370,126	41,370,126
Total Investments from Cash Collateral Received for Loaned Securities (Cost $42,206,889)		42,039,537
Total Investments (Cost $2,905,514,287) 101.4%		3,938,596,693
Other Assets, less Liabilities (1.4)%		(54,669,761)
Net Assets 100.0%		$ 3,883,926,932

[a]Non-income producing.
[b]See Note 6 regarding holdings of 5% voting securities.
[c]A portion or all of the security is on loan at July 31, 2011.
[d]See Note 5 regarding restricted securities.
[e]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[f]The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, July 31, 2011 (unaudited)

Franklin Strategic Income Fund	Country	Shares	Value
Common Stocks 0.4%			
Automobiles & Components 0.0%			
[a,b]Cambridge Industries Liquidating Trust Interest	United States	516,372	$ —
Consumer Durables & Apparel 0.0%†			
[a,c]Comfort Co. Inc.	United States	17,900	336,162
Consumer Services 0.1%			
[a,d,e]Turtle Bay Resort	United States	5,579,939	5,719,438
Media 0.3%			
[a,e]Dex One Corp.	United States	110,000	222,200
[a]MGM Holdings Inc., A	United States	776,796	17,269,185
			17,491,385
Total Common Stocks (Cost $32,102,473)			23,546,985
Preferred Stocks (Cost $3,845,000) 0.1%			
Diversified Financials 0.1%			
GMAC Capital Trust I, 8.125%, pfd.	United States	153,800	3,940,356
		Principal Amount	
Convertible Bonds 0.2%			
Materials 0.2%			
[f]Cemex SAB de CV, cvt., sub. note, 144A,			
3.25%, 3/15/16	Mexico	7,000,000	5,962,600
3.75%, 3/15/18	Mexico	7,000,000	5,878,600
Total Convertible Bonds (Cost $13,979,667)			11,841,200
Corporate Bonds 35.3%			
Automobiles & Components 1.1%			
[f]Exide Technologies, senior secured note, 144A, 8.625%, 2/01/18	United States	3,600,000	3,690,000
Ford Motor Credit Co. LLC, senior note,			
7.00%, 4/15/15	United States	6,000,000	6,540,000
6.625%, 8/15/17	United States	3,000,000	3,293,097
5.00%, 5/15/18	United States	4,000,000	4,032,928
8.125%, 1/15/20	United States	4,000,000	4,762,228
5.75%, 2/01/21	United States	8,000,000	8,194,392
5.875%, 8/02/21	United States	5,000,000	5,077,015
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	15,000,000	16,537,500
[f]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	11,000,000	12,155,000
			64,282,160
Banks 1.9%			
[f]Banco do Brasil SA, sub. note, 144A, 5.875%, 1/26/22	Brazil	15,000,000	15,252,750
BB&T Capital Trust IV, junior sub. bond, 6.82%, 6/12/77	United States	10,000,000	10,162,500
HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	15,000,000	15,138,345
[f]Lloyds TSB Bank PLC, senior note, 144A, 5.80%, 1/13/20	United Kingdom	15,000,000	15,194,625
Regions Bank, sub. note, 7.50%, 5/15/18	United States	300,000	314,311
Regions Financial Corp., senior note,			
7.75%, 11/10/14	United States	11,000,000	11,739,332
5.75%, 6/15/15	United States	1,200,000	1,193,520
Royal Bank of Scotland Group PLC, senior note, 6.40%, 10/21/19	United Kingdom	15,000,000	15,643,125
UBS AG Stamford, senior note, 5.875%, 12/20/17	United States	10,000,000	11,186,440
[g]Wells Fargo Capital XIII, pfd., 7.70% to 3/26/13, FRN thereafter, Perpetual	United States	8,000,000	8,290,000
[g]Wells Fargo Capital XV, pfd., 9.75% to 9/26/13, FRN thereafter, Perpetual	United States	6,700,000	7,127,125
			111,242,073
Capital Goods 1.3%			
[f]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	15,000,000	15,225,000
Case New Holland Inc., senior note,			
7.75%, 9/01/13	United States	2,000,000	2,197,500
[f]144A, 7.875%, 12/01/17	United States	8,300,000	9,441,250
The Manitowoc Co. Inc., senior note,			
9.50%, 2/15/18	United States	10,700,000	11,823,500
8.50%, 11/01/20	United States	1,300,000	1,420,250

Meritor Inc., senior note, 10.625%, 3/15/18	United States	11,000,000		12,320,000
RBS Global & Rexnord Corp., senior note, 8.50%, 5/01/18	United States	14,000,000		15,190,000
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	8,600,000		8,987,000
				76,604,500
Commercial & Professional Services 0.0%†				
[f,h]ARAMARK Holdings Corp., senior note, 144A, PIK, 8.625%, 5/01/16	United States	2,700,000		2,794,500
Consumer Durables & Apparel 0.9%				
Jarden Corp., senior sub. note, 7.50%,				
5/01/17	United States	11,000,000		11,563,750
1/15/20	United States	1,700,000		1,793,500
KB Home, senior note, 6.25%, 6/15/15	United States	8,800,000		8,338,000
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	10,000,000		9,950,000
[f]Shea Homes LP/Funding Corp., senior secured note, 144A, 8.625%, 5/15/19	United States	7,300,000		7,300,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	14,000,000		14,542,500
				53,487,750
Consumer Services 2.2%				
[f]CityCenter Holdings/Finance, senior secured note, 144A, 7.625%, 1/15/16	United States	2,500,000		2,625,000
CKE Restaurants Inc., senior secured note, 11.375%, 7/15/18	United States	9,322,000		10,324,115
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	10,500,000		10,500,000
[f,i]Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	United States	8,000,000		4,000
[f]Gala Group Finance Ltd, senior secured bond, 144A, 8.875%, 9/01/18	United Kingdom	9,000,000	GBP	13,472,472
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	20,000,000		22,125,000
MGM Resorts International, senior note,				
6.625%, 7/15/15	United States	15,000,000		14,512,500
7.50%, 6/01/16	United States	1,000,000		980,000
[f]144A, 10.00%, 11/01/16	United States	1,000,000		1,081,250
Norwegian Cruise Line Ltd., senior secured note, 11.75%, 11/15/16	United States	2,700,000		3,135,375
Pinnacle Entertainment Inc.,				
senior note, 8.625%, 8/01/17	United States	5,000,000		5,462,500
senior sub. note, 7.50%, 6/15/15	United States	5,000,000		5,175,000
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	United States	6,300,000		6,741,000
[f]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	7,300,000		5,073,500
Starwood Hotels & Resorts Worldwide Inc., senior note,				
6.75%, 5/15/18	United States	10,000,000		11,225,000
7.15%, 12/01/19	United States	2,000,000		2,255,000
[i]Station Casinos Inc.,				
senior note, 6.00%, 4/01/12	United States	900,000		90
senior note, 7.75%, 8/15/16	United States	4,500,000		450
senior sub. note, 6.50%, 2/01/14	United States	500,000		50
senior sub. note, 6.875%, 3/01/16	United States	3,800,000		380
Universal City Development,				
senior note, 8.875%, 11/15/15	United States	7,000,000		7,980,000
senior sub. note, 10.875%, 11/15/16	United States	1,000,000		1,260,000
				123,932,682
Diversified Financials 4.0%				
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	5,000,000		5,268,750
Bank of America Corp.,				
[g]pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	15,000,000		15,467,400
senior note, 5.65%, 5/01/18	United States	5,000,000		5,300,185
Capital One Capital VI, pfd., junior sub. bond, 8.875%, 5/15/40	United States	10,000,000		10,506,490
[f]CIT Group Inc.,				
secured bond, 144A, 7.00%, 5/02/17	United States	20,000,000		20,075,000
secured note, 144A, 6.625%, 4/01/18	United States	2,000,000		2,120,000
Citigroup Inc.,				
senior note, 6.125%, 11/21/17	United States	5,000,000		5,617,260
senior note, 5.375%, 8/09/20	United States	5,000,000		5,350,745
sub. note, 5.00%, 9/15/14	United States	10,000,000		10,537,150
General Electric Capital Corp.,				
senior note, A, 8.50%, 4/06/18	United States	170,000,000	MXN	14,717,027
sub. note, 5.30%, 2/11/21	United States	14,000,000		14,956,816
GMAC Inc.,				
senior note, 6.875%, 9/15/11	United States	5,000,000		5,036,250
senior note, 6.875%, 8/28/12	United States	7,000,000		7,245,000
sub. note, 8.00%, 12/31/18	United States	4,000,000		4,270,000

Franklin Strategic Series
Statement of Investments, July 31, 2011 (unaudited) *(continued)*

International Lease Finance Corp.,			
senior note, 8.25%, 12/15/20	United States	7,200,000	8,028,000
[f]senior secured note, 144A, 6.75%, 9/01/16	United States	11,900,000	12,673,500
JPMorgan Chase & Co.,			
6.00%, 1/15/18	United States	5,000,000	5,678,045
senior note, 4.25%, 10/15/20	United States	5,000,000	4,998,600
JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37	United States	14,000,000	14,223,608
[f]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	15,000,000	16,186,950
Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17	United States	10,000,000	11,068,820
Moody's Corp., senior note, 5.50%, 9/01/20	United States	12,000,000	12,636,132
Morgan Stanley, senior note,			
6.00%, 4/28/15	United States	12,000,000	13,211,436
5.50%, 7/24/20	United States	3,000,000	3,093,576
5.50%, 7/28/21	United States	2,700,000	2,789,435
TransUnion LLC/TransUnion FICO, senior note, 11.375%, 6/15/18	United States	3,000,000	3,442,500
			234,498,675
Energy 6.2%			
Alpha Natural Resources Inc., senior note,			
6.00%, 6/01/19	United States	4,200,000	4,352,250
6.25%, 6/01/21	United States	4,800,000	4,992,000
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	United States	10,000,000	13,133,740
Antero Resources Finance, senior note,			
9.375%, 12/01/17	United States	11,000,000	12,100,000
[f]144A, 7.25%, 8/01/19	United States	1,000,000	1,017,500
[f]Arch Coal Inc., senior note, 144A,			
7.00%, 6/15/19	United States	2,900,000	3,052,250
7.25%, 6/15/21	United States	4,500,000	4,747,500
Berry Petroleum Co., senior note,			
10.25%, 6/01/14	United States	6,600,000	7,573,500
6.75%, 11/01/20	United States	4,250,000	4,366,875
Chaparral Energy Inc., senior note,			
9.875%, 10/01/20	United States	8,000,000	8,780,000
8.25%, 9/01/21	United States	5,000,000	5,187,500
[f]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	15,000,000	13,500,000
Chesapeake Energy Corp., senior note,			
7.625%, 7/15/13	United States	1,500,000	1,646,250
9.50%, 2/15/15	United States	1,000,000	1,180,000
7.25%, 12/15/18	United States	1,000,000	1,115,000
6.625%, 8/15/20	United States	10,700,000	11,609,500
6.125%, 2/15/21	United States	6,000,000	6,277,500
Compagnie Generale de Geophysique-Veritas, senior note,			
9.50%, 5/15/16	France	600,000	660,000
7.75%, 5/15/17	France	8,055,000	8,377,200
[f]144A, 6.50%, 6/01/21	France	4,000,000	3,969,320
CONSOL Energy Inc., senior note,			
8.00%, 4/01/17	United States	5,800,000	6,423,500
8.25%, 4/01/20	United States	2,200,000	2,458,500
[f]144A, 6.375%, 3/01/21	United States	1,000,000	1,015,000
Copano Energy LLC, senior note, 7.75%, 6/01/18	United States	2,000,000	2,090,000
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	United States	12,400,000	13,547,000
El Paso Corp.,			
senior bond, 6.50%, 9/15/20	United States	9,000,000	10,059,390
senior note, 7.00%, 6/15/17	United States	3,500,000	4,071,813
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	8,600,000	9,245,000
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	12,000,000	12,960,000
[j]Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	United States	12,000,000	12,661,368
[f]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	14,000,000	14,105,000
[f]Gaz Capital SA, senior note, 144A, 5.092%, 11/29/15	Russia	12,000,000	12,698,760
HollyFrontier Corp., senior note, 9.875%, 6/15/17	United States	6,173,000	6,960,057
Linn Energy Corp., senior note,			
8.625%, 4/15/20	United States	10,000,000	11,125,000
[f]144A, 6.50%, 5/15/19	United States	1,000,000	1,001,250
[f]144A, 7.75%, 2/01/21	United States	4,000,000	4,280,000

Franklin Strategic Series
Statement of Investments, July 31, 2011 (unaudited) *(continued)*

MarkWest Energy Partners LP/Finance Corp., senior note,				
6.75%, 11/01/20	United States	8,000,000		8,550,000
6.50%, 8/15/21	United States	2,800,000		2,926,000
Martin Midstream Partners LP, senior note, 8.875%, 4/01/18	United States	7,300,000		7,683,250
Offshore Group Investment Ltd., senior secured note,				
11.50%, 8/01/15	United States	5,700,000		6,341,250
[f]144A, 11.50%, 8/01/15	United States	1,500,000		1,668,750
Peabody Energy Corp., senior note,				
7.375%, 11/01/16	United States	2,000,000		2,275,000
6.50%, 9/15/20	United States	8,300,000		9,005,500
Petrohawk Energy Corp., senior note,				
10.50%, 8/01/14	United States	5,000,000		5,712,500
7.25%, 8/15/18	United States	3,500,000		4,086,250
[f]144A, 6.25%, 6/01/19	United States	7,000,000		8,120,000
[f]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	6,300,000		6,158,250
Plains Exploration & Production Co., senior note,				
7.75%, 6/15/15	United States	2,000,000		2,085,000
10.00%, 3/01/16	United States	1,000,000		1,135,000
7.625%, 6/01/18	United States	9,000,000		9,720,000
8.625%, 10/15/19	United States	1,000,000		1,117,500
6.625%, 5/01/21	United States	3,000,000		3,138,750
Quicksilver Resources Inc., senior note,				
8.25%, 8/01/15	United States	11,000,000		11,715,000
11.75%, 1/01/16	United States	500,000		580,000
9.125%, 8/15/19	United States	1,000,000		1,110,000
SandRidge Energy Inc., senior note,				
8.75%, 1/15/20	United States	1,800,000		1,984,500
[f]144A, 8.00%, 6/01/18	United States	12,000,000		12,780,000
[f]144A, 7.50%, 3/15/21	United States	900,000		946,125
[f]W&T Offshore Inc., senior note, 144A, 8.50%, 6/15/19	United States	5,700,000		5,935,125
				357,113,273
Food & Staples Retailing 0.3%				
Rite Aid Corp., senior secured note,				
9.75%, 6/12/16	United States	8,184,000		9,104,700
8.00%, 8/15/20	United States	7,000,000		7,787,500
				16,892,200
Food, Beverage & Tobacco 1.4%				
[f]Blue Merger Sub Inc., senior note, 144A, 7.625%, 2/15/19	United States	9,900,000		10,234,125
[f]Boparan Holdings Ltd., senior note, 144A, 9.75%, 4/30/18	United Kingdom	10,000,000	EUR	13,394,449
[f]Campofrio Food Group SA, senior note, 144A, 8.25%, 10/31/16	Spain	10,000,000	EUR	14,311,118
[f]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	Poland	6,000,000		5,280,000
[f]Dean Foods Co., senior note, 144A, 9.75%, 12/15/18	United States	11,400,000		12,255,000
JBS USA LLC/Finance Inc., senior note, 11.625%, 5/01/14	Brazil	8,000,000		9,280,000
Pinnacle Foods Finance LLC, senior note,				
9.25%, 4/01/15	United States	10,000,000		10,425,000
8.25%, 9/01/17	United States	2,000,000		2,117,500
[f]Refresco Group BV, senior secured sub. bond, 144A, 7.375%, 5/15/18	Netherlands	2,500,000	EUR	3,652,180
				80,949,372
Health Care Equipment & Services 1.8%				
Boston Scientific Corp., senior note, 6.00%, 1/15/20	United States	12,000,000		13,703,436
[f]CDRT Merger Sub Inc., senior note, 144A, 8.125%, 6/01/19	United States	8,000,000		8,020,000
Community Health Systems Inc., senior note, 8.875%, 7/15/15	United States	13,800,000		14,300,250
Coventry Health Care Inc., senior note,				
6.30%, 8/15/14	United States	5,200,000		5,747,238
5.95%, 3/15/17	United States	5,000,000		5,634,445
DaVita Inc., senior note, 6.375%, 11/01/18	United States	3,400,000		3,480,750
[f]Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15	Germany	4,800,000		5,472,000
HCA Inc.,				
senior note, 6.50%, 2/15/16	United States	3,000,000		3,082,500
[k]senior note, 7.50%, 2/15/22	United States	8,100,000		8,241,750
senior secured bond, 7.25%, 9/15/20	United States	1,700,000		1,802,000
[h]senior secured note, PIK, 9.625%, 11/15/16	United States	10,000,000		10,725,000
[h]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	United States	11,000,000		11,577,500
Vanguard Health Holding Co. II LLC/Inc., senior note, 8.00%, 2/01/18	United States	10,000,000		10,300,000

Franklin Strategic Series

Statement of Investments, July 31, 2011 (unaudited) *(continued)*

Vanguard Health Systems Inc., senior note, zero cpn., 2/01/16	United States	322,000		215,740
				102,302,609
Insurance 0.2%				
[f,j]MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%, 4/08/68	United States	1,900,000		2,365,500
[j]MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66	United States	8,000,000		7,957,480
				10,322,980
Materials 2.8%				
[f]Aleris International Inc., senior note, 144A, 7.625%, 2/15/18	United States	2,800,000		2,856,000
ArcelorMittal, senior note, 5.50%, 3/01/21	Luxembourg	15,400,000		15,810,872
[f]Atkore International Inc., senior secured note, 144A, 9.875%, 1/01/18	United States	4,100,000		4,356,250
[f]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	10,000,000		9,411,400
[f]Euramax International Inc., senior secured note, 144A, 9.50%, 4/01/16	United States	10,000,000		9,350,000
[f]FMG Resources August 2006 Pty. Ltd., senior note, 144A,				
7.00%, 11/01/15	Australia	3,900,000		4,044,651
6.875%, 2/01/18	Australia	11,000,000		11,495,000
Huntsman International LLC, senior sub. note, 8.625%, 3/15/21	United States	1,600,000		1,790,000
[f]Ineos Finance PLC, senior secured note, 144A, 9.25%, 5/15/15	United Kingdom	350,000	EUR	530,465
[f]Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	14,000,000		14,105,000
[f]Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	United Kingdom	10,000,000	EUR	14,876,572
[f]Kinove German Bondco GmbH, senior secured bond, 144A, 10.00%, 6/15/18	Germany	8,900,000	EUR	13,216,163
[f]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	11,000,000		11,632,500
NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	15,000,000		13,575,000
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	6,000,000		6,705,000
[f]Reynolds Group Issuer Inc./LLC/SA, senior note, 144A,				
8.75%, 5/15/18	United States	14,000,000		13,510,000
9.00%, 4/15/19	United States	1,000,000		1,000,000
[k]9.875%, 8/15/19	United States	400,000		404,500
8.25%, 2/15/21	United States	3,000,000		2,790,000
Solo Cup Co., senior sub. note, 8.50%, 2/15/14	United States	6,000,000		5,677,500
Vulcan Materials Co., senior note, 7.50%, 6/15/21	United States	4,500,000		4,523,314
				161,660,187
Media 3.2%				
[f]AMC Networks Inc., senior note, 144A, 7.75%, 7/15/21	United States	4,700,000		4,958,500
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	3,000,000		3,330,000
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	5,000,000		5,925,000
CCO Holdings LLC/CCO Holdings Capital Corp., senior note,				
7.875%, 4/30/18	United States	1,900,000		2,052,000
8.125%, 4/30/20	United States	5,000,000		5,512,500
6.50%, 4/30/21	United States	8,000,000		8,020,000
[f]Clear Channel Communications Inc., senior note, 144A, 9.00%, 3/01/21	United States	20,000,000		19,000,000
CSC Holdings Inc., senior deb., 7.625%, 7/15/18	United States	6,000,000		6,570,000
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior note, 4.60%, 2/15/21	United States	10,000,000		10,428,850
DISH DBS Corp., senior note,				
7.75%, 5/31/15	United States	5,000,000		5,493,750
7.125%, 2/01/16	United States	13,000,000		13,942,500
[f]144A, 6.75%, 6/01/21	United States	2,000,000		2,075,000
Media General Inc., senior secured note, 11.75%, 2/15/17	United States	7,400,000		7,011,500
[f]Musketeer GmbH, senior secured note, 144A, 9.50%, 3/15/21	Germany	5,700,000	EUR	8,597,542
[f,h]Radio One Inc., senior sub. note, 144A, PIK, 15.00%, 5/24/16	United States	7,944,313		7,952,257
[f]Seat Pagine Gialle SpA, senior secured note, 144A, 10.50%, 1/31/17	Italy	8,000,000	EUR	10,170,746
Time Warner Inc.,				
7.625%, 4/15/31	United States	9,000,000		11,140,857
6.10%, 7/15/40	United States	6,000,000		6,370,842
[f]Univision Communications Inc., senior secured note, 144A,				
6.875%, 5/15/19	United States	2,200,000		2,194,500
7.875%, 11/01/20	United States	8,000,000		8,290,000
[f]UPCB Finance Ltd., senior secured note, 144A, 6.375%, 7/01/20	Cayman Islands	8,000,000	EUR	10,851,072
WMG Acquisition Corp., senior secured note, 9.50%, 6/15/16	United States	11,000,000		11,728,750
[f]Ziggo Bond Co., senior bond, 144A, 8.00%, 5/15/18	Netherlands	10,000,000	EUR	14,764,962
				186,381,128
Pharmaceuticals, Biotechnology & Life Sciences 0.6%				
[f,k]Capsugel FinanceCo SCA, senior note, 144A, 9.875%, 8/01/19	United States	3,700,000	EUR	5,441,178

Franklin Strategic Series
Statement of Investments, July 31, 2011 (unaudited) *(continued)*

[f]Endo Pharmaceuticals Holdings Inc., senior note, 144A, 7.00%, 7/15/19	United States	3,400,000		3,578,500
[f]Giant Funding Corp., senior note, 144A, 8.25%, 2/01/18	Spain	5,500,000		5,816,250
[f]inVentiv Health Inc., senior note, 144A, 10.00%, 8/15/18	United States	4,500,000		4,410,000
[f]Mylan Inc., senior note, 144A,				
6.00%, 11/15/18	United States	4,000,000		4,110,000
7.875%, 7/15/20	United States	10,300,000		11,484,500
				34,840,428
Real Estate 0.2%				
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	8,600,000		8,600,000
Retailing 1.0%				
[f,k]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	5,300,000		5,406,000
[f,j]Edcon Pty. Ltd., senior secured note, 144A, FRN, 4.721%, 6/15/14	South Africa	11,000,000	EUR	13,380,564
[f]Matalan Finance Ltd., senior secured note, 144A, 8.875%, 4/29/16	United Kingdom	9,000,000	GBP	13,808,126
[f]Michaels Stores Inc., senior note, 144A, 7.75%, 11/01/18	United States	15,000,000		15,075,000
[f]Petco Animal Supplies Inc., senior note, 144A, 9.25%, 12/01/18	United States	7,900,000		8,571,500
				56,241,190
Semiconductors & Semiconductor Equipment 0.6%				
Advanced Micro Devices Inc., senior note,				
8.125%, 12/15/17	United States	2,200,000		2,348,500
7.75%, 8/01/20	United States	10,000,000		10,575,000
Freescale Semiconductor Inc.,				
senior note, 8.875%, 12/15/14	United States	2,304,000		2,413,440
senior note, 10.125%, 12/15/16	United States	300,000		323,250
[f]senior note, 144A, 8.05%, 2/01/20	United States	5,600,000		5,670,000
[f]senior note, 144A, 10.75%, 8/01/20	United States	5,018,000		5,682,885
[f]senior secured note, 144A, 9.25%, 4/15/18	United States	2,000,000		2,190,000
[f]NXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%, 8/01/18	Netherlands	6,400,000		7,188,000
				36,391,075
Software & Services 0.4%				
Sitel LLC/Finance Corp., senior note, 11.50%, 4/01/18	United States	9,000,000		8,122,500
[f]Sterling Merger Inc., senior note, 144A, 11.00%, 10/01/19	United States	2,800,000		2,933,000
SunGard Data Systems Inc.,				
senior note, 7.625%, 11/15/20	United States	9,000,000		9,202,500
senior sub. note, 10.25%, 8/15/15	United States	2,600,000		2,704,000
				22,962,000
Technology Hardware & Equipment 0.5%				
[f]CDW Escrow Corp., senior note, 144A, 8.50%, 4/01/19	United States	14,000,000		13,895,000
[f]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	12,000,000		12,540,000
				26,435,000
Telecommunication Services 2.9%				
CenturyLink Inc., senior note,				
6.00%, 4/01/17	United States	12,000,000		12,924,060
6.45%, 6/15/21	United States	3,000,000		3,100,749
Cricket Communications Inc., senior note,				
7.75%, 10/15/20	United States	14,000,000		13,930,000
[f]144A, 7.75%, 10/15/20	United States	1,000,000		995,000
Crown Castle International Corp.,				
senior bond, 7.125%, 11/01/19	United States	400,000		428,500
senior note, 9.00%, 1/15/15	United States	10,000,000		11,000,000
[f]Digicel Group Ltd., senior note, 144A,				
8.875%, 1/15/15	Jamaica	11,000,000		11,275,000
8.25%, 9/01/17	Jamaica	1,000,000		1,042,700
[f]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	7,700,000		7,878,062
[f]EH Holding Corp., senior note, 144A, 7.625%, 6/15/21	United States	2,800,000		2,898,000
Frontier Communications Corp., senior note,				
8.25%, 4/15/17	United States	1,700,000		1,874,250
8.50%, 4/15/20	United States	12,000,000		13,230,000
8.75%, 4/15/22	United States	4,300,000		4,740,750
[f]Integra Telecom Inc., senior secured note, 144A, 10.75%, 4/15/16	United States	10,700,000		11,154,750
Intelsat Jackson Holdings SA, senior note,				
11.25%, 6/15/16	Luxembourg	10,000,000		10,675,000
[f]144A, 7.50%, 4/01/21	Luxembourg	7,000,000		7,122,500

Franklin Strategic Series
Statement of Investments, July 31, 2011 (unaudited) *(continued)*

MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	United States	8,000,000		8,550,000
Sprint Nextel Corp., senior note, 8.375%, 8/15/17	United States	15,000,000		16,462,500
[f]West Corp., senior note, 144A, 7.875%, 1/15/19	United States	15,000,000		15,037,500
[f]Wind Acquisition Finance SA, senior note, 144A, 11.75%, 7/15/17	Italy	6,000,000		6,693,750
[f,h]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	2,413,462	EUR	3,857,711
				164,870,782
Transportation 0.5%				
[f]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	14,300,000		14,121,250
[f]Ceva Group PLC, senior secured note, 144A,				
11.625%, 10/01/16	United Kingdom	1,400,000		1,533,000
8.375%, 12/01/17	United Kingdom	1,800,000		1,828,125
11.50%, 4/01/18	United Kingdom	8,700,000		9,200,250
				26,682,625
Utilities 1.3%				
[f]AES Corp., senior note, 144A, 7.375%, 7/01/21	United States	4,300,000		4,455,875
[f]Calpine Corp., senior secured note, 144A,				
7.875%, 7/31/20	United States	3,600,000		3,816,000
7.50%, 2/15/21	United States	8,000,000		8,320,000
7.875%, 1/15/23	United States	5,000,000		5,256,250
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	8,000,000		9,971,888
[f]Infinis PLC, senior note, 144A, 9.125%, 12/15/14	United Kingdom	1,525,000	GBP	2,626,887
[f]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	12,000,000		12,720,000
[f]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	10,000,000		10,425,000
NRG Energy Inc., senior note, 7.375%, 1/15/17	United States	2,500,000		2,628,125
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	United States	5,000,000		2,450,000
[f]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.,				
secured note, B, 144A, 15.00%, 4/01/21	United States	7,100,000		5,218,500
senior secured note, 144A, 11.50%, 10/01/20	United States	10,000,000		9,200,000
				77,088,525
Total Corporate Bonds (Cost $1,925,839,368)				2,036,575,714
[j]**Senior Floating Rate Interests 15.4%**				
Automobiles & Components 0.4%				
Federal-Mogul Corp.,				
Term Loan B, 2.128%, 12/27/14	United States	16,221,276		15,491,318
Term Loan C, 2.128%, 12/27/15	United States	3,814,134		3,642,498
Key Safety Systems Inc., Term Loan B, 2.437%, 3/10/14	United States	5,347,829		4,996,878
				24,130,694
Capital Goods 1.0%				
Goodman Global Inc., Initial Term Loan, 5.75%, 10/28/16	United States	11,075,357		11,143,781
RBS Global Inc. (Rexnord),				
Incremental Tranche B-2, 2.438%, 7/22/13	United States	2,274,580		2,254,678
Tranche B-1 Term B Loan, 2.688% - 2.813%, 7/22/13	United States	14,234,198		14,145,235
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	3,940,729		4,029,396
Terex Corp ., U.S. Term Loan, 6.25%, 4/28/17	United States	1,325,000		1,328,727
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/29/16	United States	7,906,353		7,923,003
TransDigm Inc., Term Loan B, 4.00%, 2/14/17	United States	16,867,112		16,909,279
				57,734,099
Commercial & Professional Services 1.1%				
ARAMARK Corp.,				
Extended Synthetic L/C, 3.286%, 7/26/16	United States	697,877		694,966
Synthetic L/C, 1.911%, 1/26/14	United States	336,519		331,927
Term Loan B, 2.121%, 1/26/14	United States	4,070,674		4,015,125
Term Loan B Extended, 3.496%, 7/26/16	United States	10,599,243		10,555,034
Brock Holdings III Inc., Second Lien Term Loan, 10.00%, 3/16/18	United States	7,158,700		7,325,641
Diversey Inc., Tranche B Dollar Term Loan, 4.00%, 11/24/15	United States	10,730,031		10,743,443
EnviroSolutions Real Property Holdings Inc., Second Lien Term Loan, 8.00%, 7/29/14	United States	1,697,319		1,684,097
Interactive Data Corp., Term B Loans, 4.75%, 2/11/18	United States	11,405,507		11,417,095

Franklin Strategic Series
Statement of Investments, July 31, 2011 (unaudited) *(continued)*

[k]KAR Auction Services Inc. (Adesa), Term Loan, 5.00%, 5/19/17	United States	18,992,342	19,097,484
			65,864,812
Consumer Durables & Apparel 0.6%			
[c,h]Sleep Innovations Inc., Term Loan, PIK, 11.50%, 3/05/15	United States	5,821,535	5,821,535
Visant Corp. (Jostens), Term Loan B, 5.25%, 12/22/16	United States	31,442,000	31,265,013
			37,086,548
Consumer Services 1.3%			
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	9,850,549	9,891,597
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	United States	31,689,745	31,661,224
DineEquity Inc., Term B-1 Loan, 4.25%, 10/19/17	United States	6,350,286	6,358,224
Revel AC Inc., Tranche B Term Loan, 9.00%, 2/17/17	United States	10,448,694	9,957,605
[e,h]Turtle Bay Holdings LLC,			
Term Loan A, PIK, 10.25%, 3/01/13	United States	5,778,354	5,662,787
Term Loan B, PIK, 3.00%, 2/09/15	United States	11,715,885	9,958,502
			73,489,939
Diversified Financials 0.7%			
Asurion LLC, Second Lien Term Loan, 9.00%, 5/24/19	United States	10,810,486	10,906,581
[k]MoneyGram Payment Systems Worldwide Inc., Term Loan, 4.50%, 11/18/17	United States	4,793,144	4,802,131
MSCI Inc., Term Loan B, 3.75%, 3/09/17	United States	9,160,718	9,216,067
TransUnion LLC, Term Loan, 4.75%, 2/10/18	United States	14,192,482	14,227,964
			39,152,743
Food & Staples Retailing 0.5%			
SUPERVALU Inc., Term Loan B-2, 3.437%, 10/05/15	United States	29,995,016	29,653,823
Food, Beverage & Tobacco 0.5%			
Dean Foods Co., 2016 Tranche B Term Loan, 3.50%, 4/02/16	United States	3,980,463	3,866,025
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	23,604,643	23,532,979
			27,399,004
Health Care Equipment & Services 2.2%			
Bausch & Lomb Inc.,			
Delayed Draw Term Loan, 3.437%, 4/28/15	United States	4,217,284	4,193,815
Parent Term Loan, 3.437% - 3.496%, 4/28/15	United States	17,325,463	17,229,046
Community Health Systems Inc.,			
Delayed Draw Term Loan, 2.504%, 7/25/14	United States	821,189	794,706
Extended Term Loan, 3.754%, 1/25/17	United States	13,356,891	13,058,445
Term Loan, 2.504%, 7/25/14	United States	17,535,877	16,970,345
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	14,618,862	14,676,299
HCA Inc., Tranche B-2 Term Loan, 3.496%, 3/31/17	United States	31,534,650	30,976,802
Universal Health Services Inc., New Tranche B Term Loan, 4.00%, 11/15/16	United States	26,569,930	26,658,488
			124,557,946
Materials 1.9%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	10,986,338	11,041,270
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	United States	16,957,300	17,169,266
[k]Ashland Inc., Term B Loan, 5.00%, 8/23/18	United States	9,060,300	9,086,493
Celanese U.S. Holdings LLC, Term C Loan, 3.246%, 10/31/16	United States	5,658,721	5,686,607
Consolidated Container Co. LLC, Second Lien Term Loan, 5.688%, 9/28/14	United States	6,215,470	5,681,977
Graham Packaging Co. LP, Term Loan C, 6.75%, 4/05/14	United States	4,767,672	4,780,902
Nalco Co.,			
Term Loan B-1, 4.50%, 10/05/17	United States	11,565,065	11,589,456
Term Loan C-1, 1.996%, 5/13/16	United States	1,562,499	1,560,546
Potters Holdings II LP, Second Lien Term Loan, 10.25%, 11/06/17	United States	860,122	880,550
Reynolds Group Holdings Inc.,			
Tranche B Term Loan, 4.25%, 2/09/18	United States	8,084,051	8,036,897
Tranche C Term Loan, 7.50%, 8/09/18	United States	9,736,300	9,645,022
Rockwood Specialties Group Inc., Term Loan, 3.75%, 2/10/18	United States	15,702,185	15,799,099
Walter Energy Inc., B Term Loan, 4.00%, 4/01/18	United States	7,609,909	7,625,456
			108,583,541
Media 2.7%			
Cinemark USA Inc., Extended Term Loan, 3.44% - 3.52%, 4/30/16	United States	7,919,101	7,965,736
Clear Channel Communications Inc.,			
Tranche A Term Loan, 3.587%, 5/13/14	United States	6,503,067	5,843,468
Tranche B Term Loan, 3.837%, 1/29/16	United States	22,565,894	18,882,012

Franklin Strategic Series

Statement of Investments, July 31, 2011 (unaudited) *(continued)*

CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2, 1.937%, 3/29/16	United States	22,254,295		22,144,292
Cumulus Media Holdings Inc., Second Lien Term Loan, 8.25%, 3/01/19	United States	20,920,000		21,042,026
Hubbard Radio LLC, Second Lien Term Loan, 8.75%, 4/29/18	United States	3,048,060		3,097,591
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	21,967,047		14,003,993
Regal Cinemas Corp., Term Loan, 3.496%, 8/23/17	United States	7,665,330		7,669,523
Summit Entertainment LLC, Term Loan, 7.50%, 9/07/16	United States	21,163,403		21,017,905
[k]TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	9,217,283		9,246,087
Univision Communications Inc., Extended First Lien Term Loan, 4.437%, 3/31/17	United States	22,861,445		21,774,109
UPC Financing Partnership, Term Loan T, 3.686%, 12/31/16	Netherlands	5,614,606		5,616,364
				158,303,106
Pharmaceuticals, Biotechnology & Life Sciences 0.3%				
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	4,564,015		4,573,285
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	United States	9,128,030		9,146,569
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	6,275,521		6,288,267
				20,008,121
Software & Services 1.0%				
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	Netherlands	23,686,301		22,812,513
Fidelity National Information Services Inc., Term Loan B, 5.25%, 7/18/16	United States	7,595,724		7,633,680
First Data Corp.,				
Term Loan B-1, 2.937%, 9/24/14	United States	12,880,465		12,030,058
Term Loan B-2, 2.937%, 9/24/14	United States	1,007,810		941,673
Term Loan B-3, 2.937%, 9/24/14	United States	1,007,810		941,386
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.842% - 3.893%, 2/28/16	United States	7,828,260		7,807,876
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	6,156,000		6,240,645
				58,407,831
Telecommunication Services 0.7%				
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	31,658,049		31,794,083
[k]SBA Senior Finance II LLC, Term Loan, 3.75%, 6/30/18	United States	6,685,180		6,693,537
				38,487,620
Transportation 0.5%				
Evergreen International Aviation Inc., Term Loan, 12.25%, 6/30/15	United States	4,530,000		4,416,750
Hertz Corp.,				
Credit Linked Deposit, 3.75%, 3/11/18	United States	6,136,300		5,976,020
Tranche B Term Loan, 3.75%, 3/11/18	United States	13,755,525		13,741,508
[k]YRCW Receivables LLC, Term B Loan, 12.00%, 9/30/14	United States	2,946,100		2,940,443
				27,074,721
Total Senior Floating Rate Interests (Cost $885,688,577)				889,934,548
Foreign Government and Agency Securities 20.9%				
[f]Arab Republic of Egypt, 144A, 5.75%, 4/29/20	Egypt	13,790,000		14,078,418
The Export-Import Bank of Korea, senior note, 8.125%, 1/21/14	South Korea	7,905,000		9,072,205
[i,j]Government of Argentina, senior bond, FRN, 0.467%, 8/03/12	Argentina	110,000,000		27,368,000
Government of Australia, senior bond, 123, 5.75%, 4/15/12	Australia	59,940,000	AUD	66,430,514
Government of Hungary,				
5.50%, 2/12/14	Hungary	3,921,400,000	HUF	20,446,361
5.50%, 2/12/16	Hungary	6,769,020,000	HUF	34,103,672
6.50%, 6/24/19	Hungary	721,600,000	HUF	3,658,306
7.50%, 11/12/20	Hungary	1,094,800,000	HUF	5,874,862
D, 6.75%, 8/22/14	Hungary	890,000,000	HUF	4,760,061
senior note, 6.25%, 1/29/20	Hungary	21,690,000		22,656,615
Government of Indonesia,				
FR19, 14.25%, 6/15/13	Indonesia	86,535,000,000	IDR	11,809,890
FR20, 14.275%, 12/15/13	Indonesia	28,415,000,000	IDR	3,997,289
FR26, 11.00%, 10/15/14	Indonesia	4,500,000,000	IDR	606,375
FR28, 10.00%, 7/15/17	Indonesia	10,200,000,000	IDR	1,392,642
FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000	IDR	27,872,863
FR36, 11.50%, 9/15/19	Indonesia	35,400,000,000	IDR	5,319,767
FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000	IDR	4,506,435
FR44, 10.00%, 9/15/24	Indonesia	92,490,000,000	IDR	12,819,382
FR47, 10.00%, 2/15/28	Indonesia	28,000,000,000	IDR	3,851,383
Government of Israel,				
5.00%, 3/31/13	Israel	6,720,000	ILS	2,041,509

3.50%, 9/30/13	Israel	9,815,000	ILS	2,849,457
Government of Malaysia, senior bond,				
3.833%, 9/28/11	Malaysia	152,225,000	MYR	51,470,581
2.711%, 2/14/12	Malaysia	1,170,000	MYR	395,080
3.718%, 6/15/12	Malaysia	59,485,000	MYR	20,224,960
2.509%, 8/27/12	Malaysia	59,515,000	MYR	19,993,187
3.461%, 7/31/13	Malaysia	28,900,000	MYR	9,806,139
4.24%, 2/07/18	Malaysia	64,800,000	MYR	22,517,492
Government of Mexico,				
M, 9.00%, 6/20/13	Mexico	1,056,000[m]	MXN	9,661,235
M 10, 8.00%, 12/17/15	Mexico	725,000[m]	MXN	6,723,515
MI10, 8.00%, 12/19/13	Mexico	4,789,700[m]	MXN	43,567,967
Government of Poland,				
4.75%, 4/25/12	Poland	154,060,000	PLN	55,450,354
5.75%, 4/25/14	Poland	24,040,000	PLN	8,838,712
6.25%, 10/24/15	Poland	44,475,000	PLN	16,664,632
5.75%, 9/23/22	Poland	38,200,000	PLN	13,612,884
senior note, 6.375%, 7/15/19	Poland	15,000,000		17,182,350
Strip, 10/25/12	Poland	3,920,000	PLN	1,331,733
Strip, 1/25/13	Poland	7,430,000	PLN	2,497,247
Strip, 7/25/13	Poland	18,500,000	PLN	6,084,568
[f]Government of Russia, 144A, 7.50%, 3/31/30	Russia	25,559,020		30,568,588
Government of Sri Lanka,				
A, 6.90%, 8/01/12	Sri Lanka	5,500,000	LKR	50,019
A, 8.50%, 1/15/13	Sri Lanka	152,900,000	LKR	1,415,030
A, 13.50%, 2/01/13	Sri Lanka	178,300,000	LKR	1,763,249
A, 7.00%, 3/01/14	Sri Lanka	21,070,000	LKR	188,082
A, 11.25%, 7/15/14	Sri Lanka	528,200,000	LKR	5,222,510
A, 11.75%, 3/15/15	Sri Lanka	3,490,000	LKR	35,351
A, 6.50%, 7/15/15	Sri Lanka	86,940,000	LKR	748,138
A, 11.00%, 8/01/15	Sri Lanka	601,300,000	LKR	5,991,360
A, 6.40%, 8/01/16	Sri Lanka	38,600,000	LKR	324,365
B, 6.60%, 6/01/14	Sri Lanka	21,400,000	LKR	188,325
[k]B, 6.40%, 10/01/16	Sri Lanka	22,100,000	LKR	185,070
Government of Sweden, 5.50%, 10/08/12	Sweden	417,520,000	SEK	69,136,339
Government of the Philippines, senior bond,				
5.75%, 2/21/12	Philippines	71,210,000	PHP	1,712,752
5.25%, 1/07/13	Philippines	131,690,000	PHP	3,170,410
8.75%, 3/03/13	Philippines	195,870,000	PHP	4,957,880
R3-7, 5.25%, 9/24/12	Philippines	10,550,000	PHP	255,072
[f]Government of Ukraine, 144A, 7.75%, 9/23/20	Ukraine	15,000,000		15,734,475
Government of Venezuela, 10.75%, 9/19/13	Venezuela	20,000,000		20,325,000
[f]Government of Vietnam, 144A, 6.75%, 1/29/20	Vietnam	14,000,000		14,700,000
Korea Treasury Bond,				
4.75%, 12/10/11	South Korea	53,898,700,000	KRW	51,358,982
5.25%, 9/10/12	South Korea	21,000,000,000	KRW	20,249,647
5.25%, 3/10/13	South Korea	767,400,000	KRW	744,100
senior bond, 4.00%, 6/10/12	South Korea	87,530,140,000	KRW	83,214,396
senior bond, 4.25%, 12/10/12	South Korea	33,028,000,000	KRW	31,516,843
senior bond, 3.75%, 6/10/13	South Korea	1,907,000,000	KRW	1,806,402
senior bond, 3.00%, 12/10/13	South Korea	28,447,030,000	KRW	26,467,882
New South Wales Treasury Corp.,				
6.00%, 5/01/12	Australia	1,000,000	AUD	1,109,545
5.50%, 8/01/13	Australia	7,510,000	AUD	8,383,875
senior note, 5.50%, 3/01/17	Australia	12,025,000	AUD	13,550,497
Nota Do Tesouro Nacional,				
10.00%, 1/01/12	Brazil	20,645[n]	BRL	13,170,680
10.00%, 1/01/14	Brazil	5,200[n]	BRL	3,162,224
10.00%, 1/01/17	Brazil	47,650[n]	BRL	27,445,373
[o]Index Linked, 6.00%, 5/15/15	Brazil	16,430[n]	BRL	21,353,761
Queensland Treasury Corp.,				
6.00%, 8/14/13	Australia	2,045,000	AUD	2,309,158
6.00%, 9/14/17	Australia	4,090,000	AUD	4,736,566
senior note, 6.00%, 8/21/13	Australia	22,575,000	AUD	25,393,526
United Kingdom Treasury Bond, 5.00%, 3/07/12	United Kingdom	30,714,000	GBP	51,776,224

Western Australia Treasury Corp.,			
5.50%, 7/17/12	Australia	42,405,000 AUD	46,950,816
8.00%, 6/15/13	Australia	3,510,000 AUD	4,087,958
Total Foreign Government and Agency Securities (Cost $1,081,261,981)			1,206,999,112
U.S. Government and Agency Securities 1.7%			
U.S. Treasury Bond,			
4.50%, 2/15/16 - 5/15/17	United States	26,000,000	30,052,496
7.875%, 2/15/21	United States	7,200,000	10,359,562
7.125%, 2/15/23	United States	3,000,000	4,185,468
6.25%, 8/15/23	United States	4,000,000	5,237,500
6.875%, 8/15/25	United States	1,000,000	1,391,250
5.25%, 2/15/29	United States	1,750,000	2,098,906
U.S. Treasury Note,			
5.00%, 8/15/11	United States	2,100,000	2,104,101
4.50%, 9/30/11	United States	1,500,000	1,510,840
4.375%, 8/15/12	United States	1,000,000	1,042,383
4.00%, 11/15/12	United States	1,850,000	1,938,743
3.375%, 6/30/13	United States	2,000,000	2,115,782
4.25%, 8/15/13	United States	1,000,000	1,078,906
4.25%, 11/15/14	United States	700,000	782,141
2.375%, 3/31/16	United States	24,000,000	25,295,640
4.75%, 8/15/17	United States	7,000,000	8,227,737
Total U.S. Government and Agency Securities (Cost $90,237,128)			97,421,455
Asset-Backed Securities and Commercial Mortgage-Backed Securities 3.2%			
Banks 2.3%			
[f,i]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 1.937%, 11/15/15	United States	14,584,395	13,550,805
Citigroup Commercial Mortgage Trust,			
[f,i]144A, FRN, 0.257%, 4/15/22	United States	1,041,867	1,019,694
[i]2007-C6, AM, FRN, 5.698%, 6/10/17	United States	6,500,000	6,563,985
2008-C7, A4, 6.099%, 12/10/49	United States	19,150,000	21,221,503
Citigroup/Deutsche Bank Commercial Mortgage Trust,			
[i]2005-CD1, AJ, FRN, 5.394%, 7/15/44	United States	9,440,000	8,688,980
2006-CD3, A5, 5.617%, 10/15/48	United States	2,000,000	2,172,605
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	2,800,000	1,649,045
[f,i]Credit Suisse Mortgage Capital Certificates, 2006-TF2A, A2, 144A, FRN, 0.357%, 10/15/21	United States	2,620,312	2,496,190
Greenwich Capital Commercial Funding Corp., 2005-GG5, A5, 5.224%, 4/10/37	United States	8,320,000	8,977,074
GS Mortgage Securities Corp. II,			
[i]2006-GG6, A4, FRN, 5.553%, 4/10/38	United States	17,420,000	18,961,325
2006-GG8, A4, 5.56%, 11/10/39	United States	5,000,000	5,455,617
[i]Homebanc Mortgage Trust, 2005-4, A1, FRN, 0.457%, 10/25/35	United States	6,485,709	4,774,584
JPMorgan Chase Commercial Mortgage Securities Corp., 2005-LDP2, AM, 4.78%, 7/15/42	United States	2,200,000	2,224,544
[f,i]Wachovia Bank Commercial Mortgage Trust, 2007-WHL8, A1, 144A, FRN, 0.267%, 6/15/20	United States	19,919,375	18,064,383
Wells Fargo Mortgage Backed Securities Trust,			
[i]2004-W, A9, FRN, 2.762%, 11/25/34	United States	6,816,940	6,490,753
2007-3, 3A1, 5.50%, 4/25/37	United States	9,630,964	10,030,249
			132,341,336
Diversified Financials 0.9%			
[f,i]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.257%, 11/25/20	Cayman Islands	3,840,000	3,470,803
[f,i]Armstrong Loan Funding Ltd., 2008-1A, B, 144A, FRN, 1.273%, 8/01/16	Cayman Islands	16,689,980	16,153,564
[f,i]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.59%, 3/11/21	Cayman Islands	3,881,000	3,334,284
[f,i]Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.249%, 10/15/21	Cayman Islands	2,680,000	2,453,044
[f,i]Commercial Industrial Finance Corp., 2007-3A, A1J, 144A, FRN, 0.653%, 7/26/21	Cayman Islands	5,130,000	4,518,889
[f,i]Gleneagles CLO Ltd., 2005-1A, 144A, FRN, 0.673%, 11/01/17	Cayman Islands	8,002,000	6,493,863
[f,i]MAPS CLO Fund LLC, 2005-1A, B, 144A, FRN, 0.747%, 12/21/17	United States	4,400,000	4,066,370
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	106,808	105,741

Franklin Strategic Series

Statement of Investments, July 31, 2011 (unaudited) *(continued)*

[f,g]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.498%, 8/01/22	Cayman Islands	14,644,629	13,556,387
			54,152,945
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $174,659,490)			186,494,281
Mortgage-Backed Securities 6.0%			
[i]**Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%**[†]			
FHLMC, 2.473%, 1/01/33	United States	180,214	189,104
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.1%			
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	2,717,576	2,903,810
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22	United States	3,454,197	3,731,847
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19	United States	427,666	462,798
FHLMC Gold 15 Year, 7.00%, 9/01/11	United States	8	8
FHLMC Gold 30 Year, 4.50%, 8/01/40 - 10/01/40	United States	40,121,470	41,926,040
FHLMC Gold 30 Year, 5.00%, 3/01/34 - 9/01/40	United States	42,540,176	45,455,994
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	7,554,155	8,259,034
FHLMC Gold 30 Year, 6.00%, 6/01/33 - 2/01/39	United States	14,261,734	15,759,973
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	1,379,900	1,554,501
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	120,837	140,365
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	24,214	28,343
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	537	638
FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	223	274
			120,223,625
[i]**Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%**[†]			
FNMA, 2.442%, 12/01/34	United States	560,893	586,408
FNMA, 2.491%, 4/01/20	United States	128,228	129,574
			715,982
Federal National Mortgage Association (FNMA) Fixed Rate 3.7%			
FNMA 15 Year, 4.50%, 3/01/20	United States	630,522	676,136
FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18	United States	718,539	777,001
FNMA 15 Year, 5.50%, 12/01/12 - 4/01/22	United States	17,392,926	18,655,951
FNMA 15 Year, 6.00%, 4/01/13 - 10/01/16	United States	64,164	69,720
FNMA 15 Year, 6.50%, 6/01/13	United States	2,483	2,595
FNMA 15 Year, 7.50%, 10/01/14	United States	5,329	5,810
FNMA 30 Year, 4.50%, 4/01/39 - 5/01/41	United States	52,051,366	54,436,599
FNMA 30 Year, 5.00%, 4/01/34 - 6/01/41	United States	73,799,153	78,940,073
FNMA 30 Year, 5.50%, 9/01/33 - 7/01/38	United States	14,139,427	15,419,922
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	36,509,187	40,352,115
FNMA 30 Year, 6.50%, 1/01/24 - 10/01/37	United States	4,189,532	4,708,330
FNMA 30 Year, 7.50%, 10/01/29	United States	22,032	25,877
FNMA 30 Year, 8.00%, 1/01/25 - 6/01/26	United States	11,615	13,637
FNMA 30 Year, 8.50%, 7/01/25	United States	676	796
			214,084,562
Government National Mortgage Association (GNMA) Fixed Rate 0.2%			
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	850,580	932,812
GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	2,361,970	2,627,925
GNMA I SF 30 Year, 6.00%, 8/15/36	United States	283,209	317,248
GNMA I SF 30 Year, 6.50%, 3/15/24 - 3/15/32	United States	153,565	176,161
GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28	United States	48,327	56,347
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	9,616	11,281
GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	12,060	14,322
GNMA I SF 30 Year, 8.50%, 8/15/24	United States	125	150
GNMA I SF 30 Year, 9.00%, 1/15/25	United States	427	517
GNMA I SF 30 Year, 9.50%, 6/15/25	United States	663	809
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	1,197,575	1,317,455
GNMA II SF 30 Year, 5.50%, 6/20/34	United States	587,015	654,562
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	487,611	546,902
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	224,557	256,519
GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32	United States	114,694	129,222
			7,042,232
Total Mortgage-Backed Securities (Cost $329,818,690)			342,255,505

Franklin Strategic Series
Statement of Investments, July 31, 2011 (unaudited) *(continued)*

Municipal Bonds 5.0%				
Bay Area Toll Authority Toll Bridge Revenue, Build America Bonds, Series S1, 7.043%, 4/01/50	United States	19,600,000		23,632,700
California State GO,				
7.625%, 3/01/40	United States	6,200,000		7,663,200
5.25%, 11/01/40	United States	3,375,000		3,409,189
Build America Bonds, 7.60%, 11/01/40	United States	19,200,000		23,813,952
Refunding, 5.00%, 4/01/38	United States	30,000,000		29,606,400
Various Purpose, 6.00%, 4/01/38	United States	10,000,000		10,800,800
Various Purpose, 6.00%, 11/01/39	United States	1,000,000		1,077,300
Various Purpose, Refunding, 5.25%, 3/01/38	United States	7,220,000		7,380,717
Various Purpose, Refunding, NATL Insured, 4.50%, 12/01/32	United States	1,815,000		1,683,467
Various Purpose, Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	1,755,000		1,734,800
California State Public Works Board Lease Revenue, Various Capital Projects, Series I, 6.125%, 11/01/29	United States	5,615,000		6,001,817
Chicago Waterworks Revenue, Second Lien, Refunding, 5.25%, 11/01/38	United States	7,575,000		7,601,513
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn.,				
8/01/25	United States	7,720,000		3,473,074
8/01/26	United States	3,985,000		1,671,269
8/01/27	United States	5,315,000		2,074,338
8/01/29	United States	5,315,000		1,787,009
Illinois State GO,				
5.877%, 3/01/19	United States	26,315,000		27,890,742
Build America Bonds, 7.35%, 7/01/35	United States	14,380,000		16,141,262
Metropolitan Water District of Southern California Waterworks Revenue, Authorization, Series C, 4.75%, 7/01/36	United States	7,165,000		7,233,426
[f]New York City IDA, 144A, 11.00%, 3/01/29	United States	1,800,000		2,218,752
New York City Transitional Finance Authority Revenue, sub. bond, Future Tax Secured, Series C, 5.00%, 11/01/39	United States	23,000,000		23,615,020
Poway USD, GO, Election of 2008, ID No. 2007-1, Series A, zero cpn.,				
8/01/27	United States	1,025,000		393,877
8/01/30	United States	1,025,000		313,220
8/01/32	United States	1,280,000		332,147
8/01/33	United States	675,000		161,136
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series C, 5.75%, 7/01/36	United States	3,400,000		3,425,330
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series A, 5.50%, 8/01/42	United States	25,755,000		25,928,589
Redondo Beach USD, GO, Build America Bonds, Election of 2008, Direct Payment to District, Series D, 6.461%, 8/01/40	United States	7,550,000		7,699,867
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Series A, 5.00%, 1/01/38	United States	19,825,000		20,304,368
San Francisco City and County GO, Build America Bonds,				
5.75%, 6/15/27	United States	5,675,000		6,202,662
5.93%, 6/15/28	United States	5,070,000		5,492,280
San Mateo County Community College District GO, Election of 2001, Series C, NATL Insured, zero cpn.,				
9/01/30	United States	2,475,000		856,548
3/01/31	United States	675,000		222,912
Sonoma County Pension Obligation Revenue, Series A, 6.00%, 12/01/29	United States	6,800,000		6,972,584
Total Municipal Bonds (Cost $264,033,059)				288,816,267
Total Investments before Short Term Investments (Cost $4,801,465,433)				5,087,825,423
Short Term Investments 13.3%				
Foreign Government and Agency Securities 6.3%				
[p]Bank of Negara Monetary Note, 8/16/11 - 4/05/12	Malaysia	92,730,000	MYR	30,898,977
[p]Egypt Treasury Bills, 8/09/11 - 2/21/12	Egypt	253,125,000	EGP	41,418,815
Government of Israel, 4.00%, 3/30/12	Israel	10,495,000	ILS	3,077,900
Government of Singapore, senior bond, 2.625%, 4/01/12	Singapore	7,000,000	SGD	5,903,503
[p]Israel Treasury Bills, 8/03/11 - 5/02/12	Israel	214,017,000	ILS	61,450,410
[k,p]Malaysia Treasury Bills, 9/06/11 - 7/27/12	Malaysia	46,770,000	MYR	15,610,815
[p]Norway Treasury Bills,				
12/21/11	Norway	121,510,000	NOK	22,374,510

Franklin Strategic Series

Statement of Investments, July 31, 2011 (unaudited) *(continued)*

3/21/12	Norway	428,400,000	NOK	78,526,602
[p] Philippine Treasury Bills, 8/10/11 - 7/11/12	Philippines	350,610,000	PHP	8,248,131
[p] Sri Lanka Treasury Bills, 9/16/11 - 7/13/12	Sri Lanka	92,890,000	LKR	810,792
[p] Sweden Treasury Bill, 9/21/11	Sweden	277,530,000	SEK	44,010,537
[p] United Kingdom Treasury Bills, 8/01/11 - 8/08/11	United Kingdom	6,845,000	GBP	11,235,163
United Kingdom Treasury Note,				
3.25%, 12/07/11	United Kingdom	17,755,000	GBP	29,428,995
5.25%, 6/07/12	United Kingdom	4,757,000	GBP	8,119,203
Total Foreign Government and Agency Securities (Cost $359,669,579)				361,114,353
Total Investments before Money Market Funds (Cost $5,161,135,012)				5,448,939,776
		Shares		
Money Market Funds (Cost $405,812,685) 7.0%				
[a,q] Institutional Fiduciary Trust Money Market Portfolio	United States	405,812,685		405,812,685
Total Investments (Cost $5,566,947,697) 101.5%				5,854,752,461
Other Assets, less Liabilities (1.5)%				(86,120,775)
Net Assets 100.0%				$ 5,768,631,686

[†] Rounds to less than 0.1% of net assets.
[*] The principal amount is stated in U.S. dollars unless otherwise indicated.
[a] Non-income producing.
[b] See Note 5 regarding restricted securities.
[c] Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2011, the aggregate value of these securities was $6,157,697, representing 0.11% of net assets.
[d] See Note 7 regarding investment in FT Holdings Corporation II.
[e] At July 31, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[f] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2011, the aggregate value of these securities was $1,002,953,401, representing 17.39% of net assets.
[g] Perpetual security with no stated maturity date.
[h] Income may be received in additional securities and/or cash.
[i] Defaulted security or security for which income has been deemed uncollectible.
[j] The coupon rate shown represents the rate at period end.
[k] A portion or all of the security purchased on a when-issued or delayed delivery basis.
[l] The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
[m] Principal amount is stated in 100 Mexican Peso Units.
[n] Principal amount is stated in 1,000 Brazilian Real Units.
[o] Redemption price at maturity is adjusted for inflation.
[p] The security is traded on a discount basis with no stated coupon rate.
[q] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At July 31, 2011 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	3,379,556	4,430,597	8/08/11	$ -	$ (425,926)
Chilean Peso	JPHQ	Buy	4,247,280,800	8,207,306	8/18/11	1,050,332	-
Japanese Yen	UBSW	Sell	101,506,000	1,194,511	8/18/11	-	(125,056)
Japanese Yen	DBAB	Sell	61,790,000	727,155	8/18/11	-	(76,109)
Japanese Yen	JPHQ	Sell	50,440,000	590,494	8/18/11	-	(65,221)
Chilean Peso	JPHQ	Buy	1,399,090,000	2,699,643	8/19/11	349,473	-

Franklin Strategic Series
Statement of Investments, July 31, 2011 (unaudited) *(continued)*

Japanese Yen	HSBC	Sell	50,206,000	590,749		8/19/11	-	(61,933)
Euro	BZWS	Sell	5,663,000	7,275,539		8/22/11	-	(859,830)
Euro	UBSW	Sell	4,900,000	6,309,828		8/22/11	-	(729,429)
Japanese Yen	BZWS	Sell	50,333,000	592,529		8/22/11	-	(61,831)
Japanese Yen	DBAB	Sell	50,397,000	594,024		8/22/11	-	(61,168)
Japanese Yen	MSCO	Sell	39,600,000	466,189		8/22/11	-	(48,635)
Euro	UBSW	Sell	4,900,000	6,299,538		8/23/11	-	(739,562)
Japanese Yen	FBCO	Sell	99,826,000	1,174,424		8/23/11	-	(123,395)
Japanese Yen	CITI	Sell	100,563,000	1,185,842		8/23/11	-	(121,557)
Japanese Yen	DBAB	Sell	49,740,000	587,513		8/23/11	-	(59,147)
Japanese Yen	JPHQ	Sell	100,349,000	1,182,664		8/24/11	-	(121,972)
Japanese Yen	BZWS	Sell	100,015,000	1,181,708		8/24/11	-	(118,586)
Euro	BZWS	Sell	8,005,000	10,130,328		8/25/11	-	(1,368,752)
Euro	DBAB	Sell	3,348,908	4,296,485		8/25/11	-	(514,178)
Japanese Yen	DBAB	Sell	1,803,257,000	21,230,736		8/25/11	-	(2,213,701)
Japanese Yen	BZWS	Sell	39,800,000	469,008		8/25/11	-	(48,438)
Japanese Yen	HSBC	Sell	317,455,000	3,797,613		8/26/11	-	(329,728)
Japanese Yen	UBSW	Sell	110,527,000	1,316,691		8/26/11	-	(120,308)
Japanese Yen	JPHQ	Sell	50,640,000	597,987		8/26/11	-	(60,401)
United States Dollar	UBSW	Buy	20,000,000	15,801,533	EUR	8/26/11	-	(2,698,194)
Japanese Yen	BZWS	Sell	119,100,000	1,414,590		8/30/11	-	(133,947)
Japanese Yen	JPHQ	Sell	49,853,000	587,612		9/01/11	-	(60,591)
Philippine Peso	HSBC	Buy	50,559,000	1,121,888		10/04/11	70,750	-
Philippine Peso	DBAB	Buy	63,030,000	1,400,791		10/04/11	86,026	-
Euro	UBSW	Sell	8,180,000	11,190,894		10/05/11	-	(546,989)
Philippine Peso	DBAB	Buy	75,358,000	1,682,737		10/05/11	94,735	-
Philippine Peso	HSBC	Buy	75,377,000	1,684,101		10/05/11	93,819	-
Philippine Peso	JPHQ	Buy	19,908,000	444,732		10/06/11	24,799	-
Euro	BZWS	Sell	8,197,000	11,406,945		10/07/11	-	(354,737)
Philippine Peso	DBAB	Buy	61,862,000	1,390,595		10/07/11	68,300	-
Philippine Peso	CITI	Buy	24,762,000	559,872		10/11/11	23,895	-
Philippine Peso	JPHQ	Buy	24,697,000	557,507		10/11/11	24,727	-
Philippine Peso	DBAB	Buy	49,502,000	1,117,957		10/11/11	49,057	-
Philippine Peso	HSBC	Buy	49,596,000	1,118,312		10/11/11	50,918	-
Philippine Peso	DBAB	Buy	14,740,000	334,498		10/12/11	12,969	-
Euro	DBAB	Sell	1,885,252	2,607,492		10/13/11	-	(97,201)
Philippine Peso	JPHQ	Buy	54,934,000	1,239,625		10/13/11	55,229	-
Philippine Peso	HSBC	Buy	24,577,000	553,598		10/13/11	25,709	-
Euro	DBAB	Sell	6,090,000	8,435,320		10/20/11	-	(300,201)
Japanese Yen	DBAB	Sell	2,075,980,000	25,674,710		10/20/11	-	(1,331,202)
Philippine Peso	JPHQ	Buy	712,650,000	16,060,804		10/21/11	725,798	-
Japanese Yen	JPHQ	Sell	993,630,000	12,303,492		10/25/11	-	(622,974)
Euro	BZWS	Sell	5,986,000	8,350,470		10/26/11	-	(234,568)
Euro	UBSW	Sell	9,398,000	13,089,065		10/27/11	-	(389,076)
Japanese Yen	JPHQ	Sell	1,081,080,000	13,323,228		10/31/11	-	(741,913)
Euro	UBSW	Sell	3,997,188	5,414,591		11/17/11	-	(314,860)
Philippine Peso	JPHQ	Buy	526,020,000	11,887,458		11/25/11	470,986	-
Euro	DBAB	Sell	2,247,857	3,002,575		11/28/11	-	(218,519)
Japanese Yen	BOFA	Sell	1,772,250,000	21,403,986		11/28/11	-	(1,662,145)

Euro	UBSW	Sell	5,950,000	7,806,698	12/01/11	-	(718,767)
Chilean Peso	DBAB	Buy	2,000,000,000	4,000,000	12/02/11	303,945	-
Euro	DBAB	Sell	6,140,000	7,975,736	12/02/11	-	(821,742)
Philippine Peso	DBAB	Buy	131,760,000	3,000,000	12/02/11	94,047	-
Japanese Yen	BZWS	Sell	859,300,000	10,276,250	12/05/11	-	(908,737)
Euro	DBAB	Sell	11,220,000	14,839,572	12/08/11	-	(1,234,106)
Euro	DBAB	Sell	10,040,000	13,372,778	12/09/11	-	(1,010,070)
Euro	UBSW	Sell	9,520,000	12,575,158	12/12/11	-	(1,061,703)
Euro	DBAB	Sell	4,960,000	6,537,280	12/12/11	-	(567,639)
Euro	BZWS	Sell	774,000	1,022,764	12/12/11	-	(85,948)
Japanese Yen	UBSW	Sell	1,055,280,000	12,624,477	12/12/11	-	(1,112,756)
Euro	CITI	Sell	10,316,000	13,754,839	12/15/11	-	(1,021,101)
Euro	UBSW	Sell	3,226,000	4,302,129	12/15/11	-	(318,575)
Euro	DBAB	Sell	1,947,500	2,596,368	12/15/11	-	(193,099)
British Pound	DBAB	Sell	1,525,000	2,398,368	12/16/11	-	(101,033)
Euro	UBSW	Sell	6,411,937	8,542,239	12/19/11	-	(640,835)
Chilean Peso	DBAB	Buy	6,367,400,000	12,557,984	1/10/12	1,076,463	-
Indian Rupee	HSBC	Buy	512,050,000	10,714,585	1/10/12	535,450	-
Japanese Yen	HSBC	Sell	642,460,000	7,863,647	1/10/12	-	(502,915)
Euro	UBSW	Sell	13,970,000	18,083,117	1/11/12	-	(1,912,600)
Euro	DBAB	Sell	7,289,000	9,445,742	1/11/12	-	(987,242)
Euro	BZWS	Sell	5,148,050	6,661,576	1/11/12	-	(706,996)
Euro	JPHQ	Sell	3,605,906	4,663,338	1/13/12	-	(497,646)
Japanese Yen	BZWS	Sell	1,289,890,000	15,616,102	1/13/12	-	(1,182,425)
Philippine Peso	JPHQ	Buy	107,531,000	2,442,499	1/13/12	75,006	-
Philippine Peso	HSBC	Buy	17,260,000	392,424	1/17/12	11,549	-
Euro	BZWS	Sell	7,281,540	9,704,108	1/19/12	-	(716,043)
Japanese Yen	DBAB	Sell	1,804,920,000	21,880,470	1/19/12	-	(1,627,306)
Euro	DBAB	Sell	8,000,000	10,866,000	1/26/12	-	(580,242)
Euro	BZWS	Sell	2,962,111	3,992,926	1/26/12	-	(245,204)
Euro	DBAB	Sell	9,546,786	12,909,928	1/27/12	-	(749,094)
Euro	MSCO	Sell	2,920,000	3,978,734	1/31/12	-	(198,638)
Indian Rupee	JPHQ	Buy	337,540,000	7,000,000	1/31/12	391,549	-
Euro	DBAB	Sell	7,579,934	10,320,080	2/02/12	-	(523,300)
Chilean Peso	JPHQ	Buy	1,352,200,000	2,733,098	2/08/12	152,184	-
Chilean Peso	DBAB	Buy	2,030,000,000	4,121,827	2/08/12	209,722	-
Chilean Peso	BZWS	Buy	1,361,100,000	2,747,477	2/08/12	156,795	-
Indian Rupee	HSBC	Buy	513,580,000	10,679,559	2/08/12	555,265	-
Chilean Peso	BZWS	Buy	2,803,300,000	5,658,089	2/09/12	322,816	-
Euro	UBSW	Sell	6,497,000	8,821,432	2/13/12	-	(470,293)
Euro	DBAB	Sell	3,967,734	5,364,179	2/14/12	-	(310,164)
Japanese Yen	DBAB	Sell	413,700,000	5,000,000	2/15/12	-	(390,454)
Euro	DBAB	Sell	11,080,000	14,969,634	2/22/12	-	(873,042)
Singapore Dollar	DBAB	Buy	4,134,000	3,234,059	2/24/12	204,256	-
Singapore Dollar	DBAB	Buy	2,577,000	2,021,018	2/27/12	122,366	-
Singapore Dollar	DBAB	Buy	2,581,000	2,021,587	2/29/12	125,160	-
Euro	UBSW	Sell	7,337,000	10,015,519	3/01/12	-	(473,217)
Japanese Yen	UBSW	Sell	319,100,000	3,925,259	3/01/12	-	(233,604)
Japanese Yen	JPHQ	Sell	286,100,000	3,519,931	3/01/12	-	(208,840)
Japanese Yen	HSBC	Sell	286,000,000	3,520,000	3/01/12	-	(207,467)

Euro	DBAB	Sell	5,700,000	7,986,840	3/15/12	-	(158,931)
Singapore Dollar	DBAB	Buy	3,699,000	2,899,653	3/19/12	177,462	-
Singapore Dollar	HSBC	Buy	4,228,000	3,313,584	3/19/12	203,595	-
Singapore Dollar	JPHQ	Buy	5,298,000	4,142,623	3/19/12	264,665	-
Singapore Dollar	HSBC	Buy	3,182,000	2,485,064	3/21/12	162,013	-
Singapore Dollar	DBAB	Buy	3,982,600	3,106,795	3/21/12	206,295	-
Euro	DBAB	Sell	4,259,000	5,961,067	4/05/12	-	(122,303)
British Pound	DBAB	Sell	4,554,000	7,370,649	4/11/12	-	(83,475)
Euro	DBAB	Sell	2,624,867	3,708,937	4/11/12	-	(39,764)
Indian Rupee	DBAB	Buy	59,919,000	1,278,954	4/11/12	21,154	-
Indian Rupee	DBAB	Buy	128,487,000	2,752,506	4/13/12	34,654	-
Chilean Peso	MSCO	Buy	464,940,000	944,520	4/16/12	39,857	-
Indian Rupee	JPHQ	Buy	86,303,000	1,844,081	4/16/12	27,293	-
Indian Rupee	JPHQ	Buy	84,715,000	1,799,384	4/18/12	37,083	-
Euro	DBAB	Sell	7,453,500	10,626,455	4/19/12	-	(16,194)
Indian Rupee	DBAB	Buy	29,785,000	630,637	4/19/12	14,964	-
Indian Rupee	JPHQ	Buy	42,318,000	898,090	4/19/12	19,169	-
Chilean Peso	MSCO	Buy	416,590,000	841,596	4/20/12	40,012	-
Euro	DBAB	Sell	2,578,396	3,648,688	4/23/12	-	(32,577)
Japanese Yen	DBAB	Sell	651,360,000	8,000,000	4/25/12	-	(497,036)
Indian Rupee	DBAB	Buy	60,176,000	1,277,893	4/26/12	25,319	-
Singapore Dollar	DBAB	Buy	20,972,900	17,000,000	4/26/12	452,272	-
Chilean Peso	JPHQ	Buy	937,202,000	1,900,633	4/27/12	81,123	-
Euro	DBAB	Sell	3,459,000	4,971,967	4/27/12	33,894	-
Indian Rupee	JPHQ	Buy	51,177,000	1,085,408	4/27/12	22,795	-
Chilean Peso	CITI	Buy	1,510,671,000	3,105,182	4/30/12	88,086	-
Indian Rupee	JPHQ	Buy	42,633,000	905,159	4/30/12	17,726	-
Chilean Peso	DBAB	Buy	6,734,000,000	14,011,652	5/04/12	216,110	-
Euro	DBAB	Sell	10,590,000	15,544,002	5/04/12	428,143	-
Philippine Peso	JPHQ	Buy	456,800,000	10,676,140	5/04/12	-	(84,604)
British Pound	DBAB	Sell	3,450,646	5,626,485	5/10/12	-	(19,776)
Euro	DBAB	Sell	2,500,000	3,518,650	5/10/12	-	(49,284)
Singapore Dollar	DBAB	Buy	17,302,320	14,000,000	5/10/12	399,627	-
Euro	DBAB	Sell	3,090,000	4,359,193	5/11/12	-	(50,673)
Indian Rupee	JPHQ	Buy	142,170,000	3,000,000	5/11/12	73,883	-
British Pound	DBAB	Sell	8,057,500	13,034,618	5/17/12	-	(148,707)
Euro	DBAB	Sell	2,050,692	2,863,381	5/21/12	-	(62,571)
Indian Rupee	DBAB	Buy	81,531,000	1,708,529	6/01/12	50,230	-
Indian Rupee	HSBC	Buy	94,216,000	1,995,679	6/04/12	36,052	-
Euro	DBAB	Sell	3,488,331	4,982,872	6/06/12	7,512	-
Singapore Dollar	JPHQ	Buy	18,544,500	15,000,000	6/06/12	437,077	-
Euro	DBAB	Sell	8,900,000	12,599,285	6/07/12	-	(94,373)
Indian Rupee	DBAB	Buy	60,055,000	1,266,449	6/07/12	28,190	-
Indian Rupee	HSBC	Buy	16,031,000	340,433	6/08/12	5,118	-
Euro	DBAB	Sell	5,312,500	7,653,188	6/11/12	76,912	-
Indian Rupee	DBAB	Buy	16,259,000	345,128	6/11/12	5,223	-
Indian Rupee	HSBC	Buy	40,470,000	859,236	6/13/12	12,629	-
Indian Rupee	DBAB	Buy	40,697,000	862,042	6/18/12	14,235	-
Indian Rupee	DBAB	Buy	37,071,000	782,254	6/20/12	15,776	-

Euro	DBAB	Sell	1,027,386	1,439,471	6/27/12	-	(25,168)
Euro	UBSW	Sell	9,972,000	13,998,694	6/29/12	-	(216,709)
Euro	DBAB	Sell	3,464,600	4,952,992	7/05/12	14,777	-
British Pound	DBAB	Sell	992,188	1,580,059	7/09/12	-	(42,300)
Euro	DBAB	Sell	6,972,237	9,872,688	7/09/12	-	(64,171)
Chilean Peso	DBAB	Buy	1,632,000,000	3,387,298	7/11/12	33,799	-
British Pound	DBAB	Sell	825,578	1,325,631	7/12/12	-	(24,251)
Indian Rupee	JPHQ	Buy	721,050,000	15,454,008	7/16/12	24,280	-
New Israeli Shekel	DBAB	Buy	11,610,000	3,292,683	7/16/12	33,720	-
Euro	DBAB	Sell	1,072,969	1,510,847	7/23/12	-	(17,860)
Euro	DBAB	Sell	3,700,000	5,263,620	7/25/12	-	(7,694)
Euro	BZWS	Sell	12,560,000	17,800,032	8/01/12	-	(91,062)
	Unrealized appreciation (depreciation)					11,496,819	(43,504,306)
	Net unrealized appreciation (depreciation)						$ (32,007,487)

[a]In U.S. dollars unless otherwise indicated.

At July 31, 2011, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

Description	Counter-party[a]	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
Contracts to Sell Protection[d]									
Traded Index									
CDX.NA.HY.16	CITI	37,000,000	5.00%	6/20/16	$302,128	$ -	$ (202,228)	99,900	Non Investment Grade
CDX.NA.HY.16	FBCO	18,000,000	5.00%	6/20/16	110,581	-	(61,981)	48,600	Non Investment Grade
LCDX.NA.16	BZWS	75,000,000	2.50%	6/20/16	90,117	-	(465,117)	(375,000)	Non Investment Grade
LCDX.NA.16	FBCO	10,000,000	2.50%	6/20/16	18,023	-	(68,023)	(50,000)	Non Investment Grade
LCDX.NA.16	GSCO	30,000,000	2.50%	6/20/16	-	-	(150,000)	(150,000)	Non Investment Grade
Unrealized appreciation (depreciation)						-	(947,349)		
Net unrealized appreciation (depreciation)							$ (947,349)		

[a]Positions are generally not collateralized if the market value is under $250,000. Collateral requirements may be net of current positions at the counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each counterparty at period end:

Counterparty	Collateral Posted (Received)
CITI	$ 460,000
FBCO	(319,968)
Total collateral for credit default swaps	$ 140,032

[b]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential

amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]The fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy for traded index swaps.

ABBREVIATIONS

Counterparty

BOFA	- Bank of America N.A.
BZWS	- Barclays Bank PLC
CITI	- Citigroup, Inc.
DBAB	- Deutsche Bank AG
FBCO	- Credit Suisse Group AG
GSCO	- The Goldman Sachs Group, Inc.
HSBC	- HSBC Bank USA, N.A.
JPHQ	- JPMorgan Chase & Co.
MSCO	- Morgan Stanley
UBSW	- UBS AG

Currency

AUD	- Australian Dollar
BRL	- Brazilian Real
EGP	- Egyptian Pound
EUR	- Euro
GBP	- British Pound
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- New Israeli Shekel
KRW	- South Korean Won
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NOK	- Norwegian Krone
PHP	- Philippine Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
CDO	- Collateralized Debt Obligation
CLO	- Collateralized Loan Obligation
FGIC	- Financial Guaranty Insurance Co.
FICO	- Financing Corp.
FRN	- Floating Rate Note
GO	- General Obligation
ID	- Improvement District
IDA	- Industrial Development Authority/Agency
L/C	- Letter of Credit
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PIK	- Payment-In-Kind
SF	- Single Family
USD	- Unified/Union School District

Franklin Strategic Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of eight funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the over-the-counter market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Franklin Strategic Income Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Franklin Strategic Income Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the fund's investment objectives.

The Franklin Strategic Income Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract (or other agreed upon amount) from the seller. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statements of Operations. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the fund's investment objectives.

4. INCOME TAXES

At July 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Biotechnology Discovery Fund	Franklin Flex Cap Growth Fund	Franklin Focused Core Equity Fund	Franklin Growth Opportunities Fund
Cost of investments	$ 440,530,284	$ 2,716,372,354	$ 17,484,727	$ 364,405,309
Unrealized appreciation	$ 21,697,494	$ 1,000,006,680	$ 2,523,420	$ 98,220,435
Unrealized depreciation	(47,241,813)	(57,288,821)	(958,771)	(14,983,080)
Net unrealized appreciation (depreciation)	$ (25,544,319)	$ 942,717,859	$ 1,564,649	$ 83,237,355

	Franklin Natural Resources Fund	Franklin Small Cap Growth Fund	Franklin Small Mid-Cap Growth Fund	Franklin Strategic Income Fund
Cost of investments	$ 1,160,324,422	$ 336,090,138	$ 2,907,640,011	$ 5,578,934,584
Unrealized appreciation	$ 463,764,742	$ 92,007,262	$ 1,140,958,957	$ 333,907,917
Unrealized depreciation	(74,085,432)	(21,671,509)	(110,002,275)	(58,090,040)
Net unrealized appreciation (depreciation)	$ 389,679,310	$ 70,335,753	$ 1,030,956,682	$ 275,817,877

5. RESTRICTED SECURITIES

At July 31, 2011, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal Amount*/Shares		Issuer	Acquisition Dates	Cost	Value
Franklin Biotechnology Discovery Fund					
1,500,000	CAD	ConjuChem Biotechnologies Inc., cvt., sub. note, 144A, 8.00%, 12/31/10	12/12/07	$1,480,677	$ -
1,128,271		FibroGen Inc., pfd., E	5/19/00	5,065,937	5,032,089
1,006,900		Indevus Pharmaceuticals Inc., Escrow Account	2/20/09	1,107,590	314,656
		Total Restricted Securities (1.33% of Net Assets)			$ 5,346,745
Franklin Flex Cap Growth Fund					
36,443		Anda Networks	3/24/00	$2,000,000	$ -
2,227,171		FibroGen Inc., pfd., E	5/19/00	9,999,998	9,933,183
		Total Restricted Securities (0.28% of Net Assets)			$ 9,933,183
Franklin Natural Resources Fund					
199,375		Energy Coal Resources, 144A	11/16/05 - 5/05/06	$ 741,939	$ -
29,847		Energy Coal Resources, 144A, pfd.	3/17/09	2,376,164	-
		Total Restricted Securities (0.00% of Net Assets)			$ -
Franklin Small-Mid Cap Growth Fund					
91,107		Anda Networks (0.00% of Net Assets)	3/24/00	$5,000,000	$ -
Franklin Strategic Income Fund					
516,372		Cambridge Industries Liquidating Trust Interest (0.00% of Net Assets)	1/09/02	$ -	$ -

*In U.S. dollars unless otherwise indicated.

Currency Abbreviations

CAD - Canadian Dollar

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Small-Mid Cap Growth Fund for the three months ended July 31, 2011, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Franklin Small-Mid Cap Growth Fund							
Non-Controlled Affiliates							
Peet's Coffee & Tea Inc. (1.03% of Net Assets)	566,100	121,856	-	687,956	$40,176,630	$ -	$ -

7. FT HOLDINGS CORPORATION II

The Franklin Strategic Income Fund invests in certain securities through its investment in FT Holdings Corporation II, a Delaware Corporation and a wholly-owned subsidiary (Subsidiary) of the fund. The Subsidiary has the ability to invest in securities consistent with the investment objective of the fund. At July 31, 2011, all Subsidiary investments are reflected in the fund's Statement of Investments.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical securities
- Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of July 31, 2011, in valuing the Funds' assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Franklin Biotechnology Discovery Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Biotechnology	$ 298,252,457	$ 981,288	$ 5,346,745	$ 304,580,490
Other Equity Investments[b]	89,028,591	-	-	89,028,591
Convertible Bonds	-	-	-	-
Short Term Investments	9,345,084	12,031,800	-	21,376,884
Total Investments in Securities	$ 396,626,132	$ 13,013,088	$ 5,346,745	$ 414,985,965

Franklin Flex Cap Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				

Pharmaceuticals, Biotechnology & Life Sciences	$ 137,329,538	$ -	$ 9,933,183	$ 147,262,721
Other Equity Investments[b]	3,321,589,995	-	-	3,321,589,995
Short Term Investments	170,309,172	19,928,325	-	190,237,497
Total Investments in Securities	$ 3,629,228,705	$ 19,928,325	$ 9,933,183	$ 3,659,090,213
Franklin Focused Core Equity Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 17,903,539	$ -	$ -	$ 17,903,539
Short Term Investments	1,145,837	-	-	1,145,837
Total Investments in Securities	$ 19,049,376	$ -	$ -	$ 19,049,376
Franklin Growth Opportunities Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 436,691,277	$ -	$ -	$ 436,691,277
Short Term Investments	6,146,387	4,805,000	-	10,951,387
Total Investments in Securities	$ 442,837,664	$ 4,805,000	$ -	$ 447,642,664
Franklin Natural Resources Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Oil & Gas Exploration & Production	$ 429,250,762	$ 4,918,340	$ -	$ 434,169,102
Other Equity Investments[b]	1,071,578,306	-	-	1,071,578,306
Short Term Investments	35,095,614	$ 9,160,710	-	44,256,324
Total Investments in Securities	$ 1,535,924,682	$ 14,079,050	$ -	$ 1,550,003,732
Franklin Small Cap Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 378,018,801	$ -	$ -	$ 378,018,801
Short Term Investments	9,772,857	18,634,233	-	28,407,090
Total Investments in Securities	$ 387,791,658	$ 18,634,233	$ -	$ 406,425,891
Franklin Small-Mid Cap Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 3,853,462,133	$ -	$ -	$ 3,853,462,133
Short Term Investments	43,095,023	42,039,537	-	85,134,560
Total Investments in Securities	$ 3,896,557,156	$ 42,039,537	$ -	$ 3,938,596,693
Franklin Strategic Income Fund				
Investments in Securities:				
Equity Investments:[a]				
Consumer Durables & Apparel	$ -	$ -	$ 336,162	$ 336,162
Media	222,200	17,269,185	-	17,491,385
Other Equity Investments[b]	9,659,794	-	-	9,659,794
Convertible Bonds	-	11,841,200	-	11,841,200
Corporate Bonds	-	2,036,575,714	-	2,036,575,714

Senior Floating Rate Interests	-	884,113,013	5,821,535	889,934,548
Foreign Government and Agency Securities	-	1,206,999,112	-	1,206,999,112
U.S. Government and Agency Securities	-	97,421,455	-	97,421,455
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	186,494,281	-	186,494,281
Mortgage-Backed Securities	-	342,255,505	-	342,255,505
Municipal Bonds	-	288,816,267	-	288,816,267
Short Term Investments	405,812,685	361,114,353	-	766,927,038
Total Investments in Securities	$ 415,694,679	$5,432,900,085	$ 6,157,697	$ 5,854,752,461
Forward Exchange Contracts	-	11,496,819	-	11,496,819
Liabilities:				
Forward Exchange Contracts	-	43,504,306	-	43,504,306
Swaps	-	947,349	-	947,349
Unfunded Loan Commitments	-	8,908	-	8,908

[a]Includes common, preferred, and convertible preferred stocks as well as other equity investments.

[b]For detailed industry descriptions, see the accompanying Statements of Investments.

[c]Includes securities determined to have no value at July 31, 2011.

The reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended July 31, 2011, is as follows:

	Balance at Beginning of Period	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3[a]	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Biotechnology Discovery Fund										
Assets										
Equity Investments[c]										
Biotechnology	$ 5,132,373	$ -	$ -	$ -	$ -	$ -	$ -	$ 214,372	$ 5,346,745	$ 214,372
Franklin Flex Cap Growth Fund										
Assets										
Equity Investments[c]										
Pharmaceuticals, Biotechnology & Life Sciences	$ 9,510,020	$ -	$ -	$ -	$ -	$ -	$ -	$ 423,163	$ 9,933,183	$ 423,163
Franklin Natural Resources Fund										
Assets										
Equity Investments[c]										
Oil, Gas & Consumable Fuels	$ 4,297,025 [d]	$ -	$ -	$ -	$ (3,933,812)	$ -	$ -	$ (363,213)	$ - [d]	$ -
Franklin Strategic Income Fund										
Assets										
Equity Investments										
Consumer Durables & Apparel	$ - [d]	$ -	$ -	$ -	$ -	$ -	$ -	$ 336,162	$ 336,162	$ 336,162
Senior Floating Rate Interests	2,200,609	3,670,091	-	-	-	55,627	-	(104,792)	5,821,535	(104,792)
Total	$ 2,200,609	$ 3,670,091	$ -	$ -	$ -	$ 55,627	$ -	$ 231,370	$ 6,157,697	$ 231,370

[a]The investment was transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities.

[b]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.

[c]Includes common, preferred, and convertible preferred stocks as well as other equity investments.

[d]Includes securities determined to have no value.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds are currently evaluating the impact, if any, of applying this provision.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.